UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-06136

Homestead Funds, Inc.
(Exact name of registrant as specified in charter)

4301 Wilson Boulevard
             Arlington, VA                           22203
(Address of principal executive offices) (Zip code)

Kelly Whetstone, Esq.
Homestead Funds, Inc.
4301 Wilson Boulevard
Arlington, VA 22203
(Name and address of agent for service)

Copies to:
Bibb L. Strench, Esq.
Seward & Kissel LLP
901 K Street, N.W.
Washington, D.C. 20005
(Name and addresses of the agent for service)

Registrant's telephone number, including area code: (703) 907-5953

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

DAILY INCOME FUND
Portfolio of Investments
September 30, 2013
(Unaudited)
	Interest	Maturity	Face
	Rate/Yield	Date	Amount	Value
CORPORATE BONDS (0.7% of portfolio)
General Electric Capital Corp.	2.10%	01/07/14	$1,480,000	$1,487,409
Total Corporate Bonds (Cost $1,487,409)				1,487,409

COMMERCIAL PAPER (72.0% of portfolio)
Air Liquide US LLC (a)	0.16	10/21/13	4,000,000	3,999,644
Air Liquide US LLC (a)	0.16	10/23/13	4,500,000	4,499,560
Air Liquide US LLC (a)	0.15	12/02/13	1,500,000	1,499,613
American Honda Finance Corp.	0.10	11/13/13	2,000,000	1,999,761
BMW US Capital LLC (a)	0.11	10/11/13	1,000,000	999,969
BMW US Capital LLC (a)	0.11	10/28/13	2,000,000	1,999,835
BMW US Capital LLC (a)	0.09	11/05/13	3,000,000	2,999,738
BMW US Capital LLC (a)	0.09	12/10/13	4,000,000	3,999,300
Coca-Cola Co. (a)	0.13	12/17/13	1,000,000	999,722
Coca-Cola Co. (a)	0.09	12/19/13	4,000,000	3,999,210
Coca-Cola Co. (a)	0.12	12/19/13	3,000,000	2,999,210
Coca-Cola Co. (a)	0.12	01/22/14	1,000,000	999,623
Conocophillips Qatar Funding Ltd. (a)	0.13	10/18/13	2,000,000	1,999,877
Conocophillips Qatar Funding Ltd. (a)	0.13	11/15/13	1,300,000	1,299,789
Conocophillips Qatar Funding Ltd. (a)	0.09	11/19/13	2,500,000	2,499,694
Conocophillips Qatar Funding Ltd. (a)	0.13	11/26/13	1,150,000	1,149,767
Conocophillips Qatar Funding Ltd. (a)	0.11	12/03/13	2,200,000	2,199,576
E.I. Du Pont De Nemours & Co. (a)	0.05	10/21/13	4,125,000	4,124,885
E.I. Du Pont De Nemours & Co. (a)	0.06	11/14/13	1,500,000	1,499,890
Exxon Mobil Corp.	0.06	10/30/13	4,000,000	3,999,807
Exxon Mobil Corp.	0.06	11/12/13	3,000,000	2,999,790
Exxon Mobil Corp.	0.08	12/13/13	3,000,000	2,999,513
General Electric Capital Corp.	0.08	11/06/13	2,000,000	1,999,840
General Electric Capital Corp.	0.20	12/09/13	2,000,000	1,999,233
General Electric Capital Corp.	0.15	12/11/13	1,000,000	999,704
General Electric Capital Corp.	0.13	01/07/14	2,000,000	1,999,292
Google Inc. (a)	0.07	12/03/13	3,000,000	2,999,633
Google Inc. (a)	0.06	12/10/13	600,000	599,930
Honeywell International (a)	0.13	11/26/13	5,000,000	4,998,989
Honeywell International (a)	0.09	12/26/13	2,000,000	1,999,570
Honeywell International (a)	0.13	12/27/13	2,000,000	1,999,372
John Deere Capital Corp. (a)	0.07	10/08/13	5,000,000	4,999,932
John Deere Capital Corp. (a)	0.06	10/24/13	4,000,000	3,999,847
Medtronic Inc. (a)	0.07	12/10/13	4,000,000	3,999,456
Metlife Funding Inc.	0.11	10/16/13	4,000,000	3,999,817
Metlife Funding Inc.	0.08	11/12/13	4,000,000	3,999,627
Nestle Capital Corp. (a)	0.10	10/28/13	4,000,000	3,999,700
Nestle Capital Corp. (a)	0.07	12/11/13	4,000,000	3,999,448
PACCAR Financial Corp.	0.06	10/28/13	1,375,000	1,374,938
PACCAR Financial Corp.	0.12	11/12/13	2,600,000	2,599,636
PACCAR Financial Corp.	0.10	11/18/13	2,000,000	1,999,733
Parker Hannifin Corp. (a)	0.08	10/10/13	3,000,000	2,999,940
Parker Hannifin Corp. (a)	0.09	10/25/13	4,000,000	3,999,760
Parker Hannifin Corp. (a)	0.07	11/06/13	2,600,000	2,599,818
Proctor & Gamble Co. (a)	0.11	10/15/13	2,000,000	1,999,914
Proctor & Gamble Co. (a)	0.08	11/01/13	4,000,000	3,999,724
Proctor & Gamble Co. (a)	0.12	02/28/14	3,500,000	3,498,250
Toyota Motor Credit Corp.	0.10	10/03/13	2,000,000	1,999,989
Toyota Motor Credit Corp.	0.11	10/22/13	2,000,000	1,999,872
Toyota Motor Credit Corp.	0.12	12/03/13	2,000,000	1,999,580
Toyota Motor Credit Corp.	0.14	12/04/13	3,500,000	3,499,129
UBS Finance Delaware LLC	0.20	10/01/13	5,000,000	5,000,000
Wal-Mart Stores, Inc. (a)	0.05	10/29/13	4,075,000	4,074,842

DAILY INCOME FUND
Portfolio of Investments
September 30, 2013
(Unaudited)
	Interest		Maturity	Face
	Rate/Yield		Date	Amount	Value
COMMERCIAL PAPER (CONTINUED)
Wells Fargo & Co.	0.16%		12/06/13	$2,250,000	$2,249,340
Total Commercial Paper (Cost $150,255,628)					150,255,628

U.S. GOVERNMENT OBLIGATIONS (17.5% of portfolio)
U.S. Treasury Bill	0.07		10/10/13	5,000,000	4,999,917
U.S. Treasury Note	0.50		10/15/13	3,000,000	3,000,488
U.S. Treasury Note	2.75		10/31/13	5,000,000	5,010,859
U.S. Treasury Note	2.00		11/30/13	5,000,000	5,015,678
U.S. Treasury Note	0.75		12/15/13	4,000,000	4,005,529
U.S. Treasury Note	1.00		01/15/14	4,000,000	4,010,682
U.S. Treasury Note	1.75		01/31/14	3,000,000	3,016,835
U.S. Treasury Note	1.88		02/28/14	7,500,000	7,557,020
Total U.S. Government Obligations (Cost $36,617,008)					36,617,008

MONEY MARKET ACCOUNT (9.8% of portfolio)
State Street Institutional Liquid Reserves Fund	0.06	(b)		20,420,823	20,420,823
Total Money Market Account (Cost $20,420,823)					20,420,823

TOTAL INVESTMENTS IN SECURITIES (Cost $208,780,868) - 100%					$208,780,868
________________________________

(a)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers.  The security has been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $100,537,027 and represents 48.2% of total investments.

(b)	7-day yield at September 30, 2013.

At September 30, 2013, the cost of investment securities for tax purposes was $208,780,868.  There were no unrealized gains or losses.

Generally Accepted Accounting Principles (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013:

Category	Level 1	Level 2	Level 3	Total
Commercial Paper	$-	$150,255,628	$-	$150,255,628
U.S. Government Obligations	$-	$36,617,008	$-	$36,617,008
Corporate Bonds	$-	$1,487,409	$-	$1,487,409
Cash Equivalents	$20,420,823	$-	$-	$20,420,823
	$20,420,823	$188,360,045	$-	$208,780,868

There were no transfers between levels during the period ended September 30, 2013.

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments
September 30, 2013
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
CORPORATE BONDS (12.9% of portfolio)
Ally Bank	0.95%		09/25/15	$250,000	$249,786
American Express Centurion Bank	1.40		10/06/14	250,000	252,050
Bank of China NY	0.95		12/31/14	250,000	250,616
Barclays Bank Delaware	0.00	(c)	05/27/15	175,000	168,892
Carobao Leasing LLC	1.83		09/07/24	137,500	133,672
CIT Bank	1.10		11/25/13	250,000	250,217
Compass Bank	0.95		06/23/14	250,000	250,661
Discover Bank	1.35		06/16/14	250,000	251,549
Ethiopian Leasing (2012) LLC	2.68		07/30/25	202,000	202,515
Goldman Sachs Bank USA	1.50		11/24/14	250,000	252,186
Lulwa Ltd.	1.83		03/26/25	962,627	924,652
Mexican Aircraft Finance IV	2.54		07/13/25	500,000	497,780
Petroleos Mexicanos	2.00		12/20/22	950,000	947,068
Safina LTD	2.00		12/30/23	1,804,727	1,776,447
SallieMae Bank	1.00		07/25/14	250,000	250,761
Sayarra LTD	2.77		10/29/21	38,723	40,071
Southern Community Bank & Trust	0.76	(a)	02/18/14	250,000	250,010
SunTrust Bank	0.76	(a)	08/29/14	250,000	244,474
Tagua Leasing LLC	1.90		07/12/24	925,077	902,074
Tagua Leasing LLC	1.73		09/18/24	924,864	889,772
Union 11 Leasing LLC	2.41		01/23/24	889,865	893,096
Union 16 Leasing LLC	1.86		01/22/25	962,382	930,386
VRG Linhas Aéreas SA	0.85		09/27/14	502,497	503,435
Total Corporate Bonds (Cost $11,466,976)					11,312,170

MORTGAGE BACKED SECURITIES (3.7% of portfolio)
FDIC Structured Sale Guaranteed Notes 2010-S3 (b)	2.74		12/03/20	480,290	493,051
GNMA #2602	6.00		06/20/28	35,883	39,682
GNMA #2707	5.50		01/20/14	291	292
GNMA #8004	1.75	(a)	07/20/22	18,904	19,649
GNMA #8006	1.75	(a)	07/20/22	18,100	18,813
GNMA #8038	1.75	(a)	08/20/22	11,167	11,607
GNMA #8040	2.00	(a)	08/20/22	28,107	29,126
GNMA #8054	1.63	(a)	10/20/22	7,165	7,385
GNMA #8076	1.63	(a)	11/20/22	11,185	11,623
GNMA #8102	4.00	(a)	02/20/16	1,418	1,484
GNMA #8103	4.00	(a)	02/20/16	6,676	6,988
GNMA #8157	1.63	(a)	03/20/23	17,349	18,051
GNMA #8191	1.63	(a)	05/20/23	33,025	34,404
GNMA #8215	2.00	(a)	04/20/17	1,875	1,945
GNMA #8259	1.75	(a)	08/20/23	9,534	9,910
GNMA #8297	4.00	(a)	12/20/17	6,254	6,542
GNMA #8332	3.50	(a)	03/20/18	3,598	3,772
GNMA #8344	3.50	(a)	04/20/18	12,788	13,398
GNMA #8384	1.63	(a)	03/20/24	5,013	5,216
GNMA #8393	4.00	(a)	08/20/18	5,224	5,510
GNMA #8400	2.00	(a)	08/20/18	7,215	7,474
GNMA #8405	4.00	(a)	09/20/18	7,002	7,388
GNMA #8423	1.63	(a)	05/20/24	6,144	6,401
GNMA #8429	4.00	(a)	11/20/18	8,186	8,566
GNMA #8459	1.75	(a)	07/20/24	9,649	10,030
GNMA #8499	3.00	(a)	05/20/19	6,277	6,510
GNMA #8518	1.63	(a)	10/20/24	9,593	9,969
GNMA #8532	2.50	(a)	10/20/24	12,855	13,382
GNMA #8591	1.63	(a)	02/20/25	24,610	25,607
GNMA #8638	1.63	(a)	06/20/25	11,448	11,927
GNMA #8648	1.75	(a)	07/20/25	19,445	20,214
GNMA #8663	2.00	(a)	07/20/25	14,401	14,925
GNMA #8680	3.50	(a)	08/20/20	9,070	9,493
GNMA #8687	2.50	(a)	08/20/25	3,764	3,907
GNMA #8702	3.00	(a)	10/20/20	4,945	5,133
GNMA #8747	1.63	(a)	11/20/25	9,013	9,366
GNMA #8807	1.75	(a)	07/20/21	10,349	10,756
GNMA #8836	1.75	(a)	09/20/21	10,554	10,970
GNMA #8847	1.63	(a)	04/20/26	12,056	12,560

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continued)
September 30, 2013
(Unaudited)

	Interest			Maturity	Face
	Rate			Date	Amount	Value
MORTGAGE BACKED SECURITIES - continued
GNMA #8869	1.63%		(a)	11/20/21	$33,103	$34,396
GNMA #8873	2.50	(a)		11/20/21	16,058	16,543
GNMA #8877	1.63	(a)		05/20/26	2,815	2,933
GNMA #8883	1.63	(a)		12/20/21	11,543	11,994
GNMA #8915	1.63	(a)		02/20/22	10,964	11,408
GNMA #8934	1.63	(a)		03/20/22	19,998	20,807
GNMA #8978	1.63	(a)		05/20/22	47,882	49,879
GNMA #80053	1.63	(a)		03/20/27	2,586	2,691
GNMA #80058	1.63	(a)		04/20/27	2,531	2,637
GNMA #80185	1.63	(a)		04/20/28	23,947	24,950
GNMA #80264	1.63	(a)		03/20/29	20,018	20,831
GNMA #80283	1.63	(a)		05/20/29	16,445	17,134
GNMA #80300	1.75	(a)		07/20/29	14,806	15,392
GNMA #80309	1.75	(a)		08/20/29	6,774	7,042
GNMA #80363	1.63	(a)		01/20/30	50,852	52,919
GNMA #80426	1.75	(a)		07/20/30	2,134	2,218
GNMA #80452	1.75	(a)		09/20/30	15,319	15,926
GNMA #80475	1.63	(a)		12/20/30	26,000	27,021
GNMA #80577	1.63	(a)		02/20/32	3,464	3,605
GNMA #80684	1.63	(a)		04/20/33	10,153	10,579
GNMA #81129	2.13	(a)		10/20/34	214,469	222,791
GNMA #510280	6.00			08/15/14	1,086	1,090
GNMA #583189	4.50			02/20/17	21,284	22,774
GNMA #607494	5.00			04/15/19	16,226	17,243
GNMA #616274	5.00			02/15/19	17,413	18,561
GNMA 1996-4	7.00			04/16/26	2,970	3,322
GNMA 2001-53	5.50			10/20/31	10,350	10,613
GNMA 2001-53	0.53	(a)		10/20/31	1,909	1,913
GNMA 2002-15	5.50			11/20/31	20,150	21,291
GNMA 2002-20	4.50			03/20/32	18,093	19,872
GNMA 2003-11	4.00			10/17/29	27,371	29,083
GNMA 2003-12	4.50			02/20/32	10,196	10,505
GNMA 2003-26	0.63	(a)		04/16/33	8,248	8,310
GNMA 2003-97	4.50			03/20/33	31,587	33,352
GNMA 2004-102	5.50			04/20/34	54,990	61,112
GNMA 2004-17	4.50			12/20/33	77,638	83,846
GNMA 2010-113	2.50			02/16/40	473,167	472,163
GNMA #MA0668	2.00			12/20/27	238,291	233,765
NCUA Guaranteed Notes 2010-C1	1.60			10/29/20	646,003	651,417
Total Mortgage Backed Securities (Cost $3,130,985)						3,216,954

ASSET BACKED SECURITIES (0.5% of portfolio)
Small Business Administration 93-20J	5.90			10/01/13	2,490	2,490
Small Business Administration 98-20D	6.15			04/01/18	11,660	12,386
Small Business Administration 98-20E	6.30			05/01/18	15,328	16,474
Small Business Administration 98-20H	6.15			08/01/18	5,260	5,647
Small Business Administration 99-20D	6.15			04/01/19	21,275	22,931
Small Business Administration 04-20B	4.72			02/01/24	49,670	53,421
Small Business Administration 04-20C	4.34			03/01/24	75,344	81,108
Small Business Administration 05-10E	4.54			09/01/15	8,576	8,772
Small Business Administration Pool # 100075	3.50			05/25/19	25,463	25,384
Small Business Administration Pool # 500724	4.00	(a)		12/25/13	421	420
Small Business Administration Pool # 502261	1.38	(a)		10/25/17	9,348	9,333
Small Business Administration Pool # 502684	1.25	(a)		07/25/19	2,396	2,428
Small Business Administration Pool # 503278	0.88	(a)		02/25/21	20,077	20,129
Small Business Administration Pool # 503463	1.13	(a)		09/25/21	4,424	4,422
Small Business Administration Pool # 504305	0.88	(a)		10/25/23	4,549	4,527
Small Business Investment Companies 02-20K	5.08			11/01/22	20,015	21,749
Small Business Investment Companies 04-10A	4.12			03/10/14	21,949	22,211
Small Business Investment Companies 04-10B	4.68			09/10/14	22,047	22,725
Small Business Investment Companies 04-P10A	4.50			02/10/14	8,202	8,259
Small Business Investment Companies 05-10B	4.94			09/10/15	66,478	69,689
Small Business Investment Companies 05-P10A	4.64			02/10/15	17,181	17,926
Small Business Investment Companies 07-10A	5.38			03/10/17	20,490	22,202
Total Asset Backed Securities (Cost $423,159)						454,633

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continued)
September 30, 2013
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value

MUNICIPAL BONDS (5.7% of portfolio)
Carmel, Indiana Redevelopment District	7.80%		01/15/29	$500,000	$592,305
Cook County, Illinois Community Consolidated School District	0.00	(c)	12/01/15	1,050,000	1,035,373
DuPage & Cook County Illinois Community School District	5.25		01/01/26	110,000	121,647
Hamilton Township, New Jersey Board of Education	5.53		08/15/24	700,000	729,841
Illinois Housing Development Authority, Illinois	4.13		10/20/16	685,000	715,921
Jefferson County Colorado	0.00	(c)	03/01/16	200,000	196,894
Miami-Dade County, Florida Educational Facilities Authority	4.70		04/01/14	560,000	571,066
Rio Rancho, New Mexico New Event Center	5.00		06/01/20	1,000,000	1,068,640
Total Municipal Bonds (Cost $5,020,472)					5,031,687

U. S. GOVERNMENT AND AGENCY OBLIGATIONS (60.2% of portfolio)
Government Trust Certificate (Israel Trust)	0.00	(c)	04/01/15	2,750,000	2,703,242
National Archives Facility Trust	8.50		09/01/19	33,311	40,655
Overseas Private Investment Corp.	3.46	(d)	07/12/14	1,000,000	1,150,140
Overseas Private Investment Corp.	1.84	(d)	07/12/14	1,500,000	1,603,589
Overseas Private Investment Corp.	0.61	(e)	12/22/15	1,500,000	1,506,960
Overseas Private Investment Corp.	3.50	(e)	05/02/16	1,000,000	1,175,750
Overseas Private Investment Corp.	1.05	(e)	12/09/16	2,000,000	2,040,730
Overseas Private Investment Corp.	0.53	(e)	12/09/16	1,000,000	1,004,370
Overseas Private Investment Corp.	3.56	(d)	04/23/17	3,000,000	3,611,832
Overseas Private Investment Corp.	1.50	(e)	11/17/17	1,000,000	1,009,113
Overseas Private Investment Corp.	1.01	(e)	12/10/17	2,500,000	2,548,712
Overseas Private Investment Corp.	1.32	(d)	02/19/18	3,050,000	3,030,053
Overseas Private Investment Corp.	1.55	(e)	03/15/18	3,600,000	3,757,561
Overseas Private Investment Corp.	0.68	(e)	04/30/18	2,000,000	2,013,160
Overseas Private Investment Corp.	1.84	(e)	06/10/18	1,000,000	1,076,226
Overseas Private Investment Corp.	5.66	(e)	06/10/18	900,000	1,311,217
Overseas Private Investment Corp.	1.14	(e)	06/10/18	4,000,000	4,071,000
Overseas Private Investment Corp.	0.78	(e)	07/07/18	1,000,000	1,009,876
Overseas Private Investment Corp.	2.53	(e)	07/07/19	1,000,000	1,119,620
Overseas Private Investment Corp.	0.83	(e)	11/08/19	2,000,000	1,996,636
Overseas Private Investment Corp.	1.34	(e)	11/20/19	2,000,000	2,068,578
Overseas Private Investment Corp.	1.50	(e)	11/15/20	1,000,000	983,310
Overseas Private Investment Corp.	3.37		05/15/21	885,567	938,569
Overseas Private Investment Corp.	2.07		05/15/21	930,200	937,749
Philippine Power Trust I (b)	5.40		09/26/18	297,619	323,741
Private Export Funding Corp.	2.13		07/15/16	500,000	519,766
The Financing Corp.	0.00	(c)	10/06/17	500,000	471,392
The Financing Corp.	0.00	(c)	02/08/18	500,000	468,691
U.S. Department of Housing and Urban Development	7.91		08/01/17	37,000	37,191
U.S. Department of Housing and Urban Development	5.77		08/01/17	830,000	832,248
U.S. Department of Housing and Urban Development	2.91		08/01/17	1,000,000	1,064,339
U.S. Department of Housing and Urban Development	7.93		08/01/18	80,000	80,495
U.S. Department of Housing and Urban Development	6.07		08/01/21	445,000	443,765
U.S. Department of Housing and Urban Development	6.12		08/01/22	884,000	872,753
U.S. Department of Housing and Urban Development	5.77		08/01/26	500,000	541,805
United States Treasury Note	2.38		02/28/15	1,500,000	1,545,820
United States Treasury Note	1.50		06/30/16	1,000,000	1,025,547
United States Treasury Note	1.00		08/31/16	1,000,000	1,010,625
United States Treasury Note	1.38		09/30/18	1,000,000	999,297
Total U.S. Government and Agency Obligations (Cost $52,389,363)					52,946,123

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continued)
September 30, 2013
(Unaudited)

	Interest
	Rate/		Maturity	Face
	Yield		Date	Amount	Value
COMMERCIAL PAPER (17.0% of portfolio)
American Water Capital Corp. (b)	0.26%		10/01/13	$2,000,000	$2,000,000
Commonwealth Edison Co. (b)	0.31		10/03/13	3,250,000	3,249,944
Kentucky Utilities Co. (b)	0.22		10/04/13	2,250,000	2,249,959
South Jersey Gas Co. (b)	0.27		10/01/13	4,395,000	4,395,000
Southern California Edison (b)	0.20		10/03/13	3,083,000	3,082,966
Total Commercial Paper (Cost $14,977,869)					14,977,869

				Shares
MONEY MARKET ACCOUNT (0.0% of portfolio)
State Street Institutional Liquid Reserves Fund	0.06	(f)		649	649
Total Money Market Account (Cost $649)					649

TOTAL INVESTMENTS IN SECURITIES (Cost $87,409,473) - 100%					$87,940,085
________________________________

(a)	Variable coupon rate as of September 30, 2013.
(b)
144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The security has been determined to be liquid under criteria established by the Fund's Board of Directors.  The total of such securities at period-end amounts to $15,794,661 and represents 18.0% of total investment.

(c)	Zero coupon rate.
(d)	Interest is paid at maturity.
(e)	Interest is paid at put date.
(f)	7-day yield at September 30, 2013.

At September 30, 2013, the cost of investment securities for tax purposes was $87,409,473.  Net unrealized appreciation of investment securities was $530,612 consisting of unrealized gains of $851,690 and unrealized losses of $321,078.

Generally Accepted Accounting Principles (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013:

Category	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$-	$52,946,123	$-	$52,946,123
Commercial Paper	$-	$14,977,869	$-	$14,977,869
Corporate Bonds	$-	$11,312,170	$-	$11,312,170
Municipal Bonds	$-	$5,031,687	$-	$5,031,687
Mortgage Backed Securities	$-	$3,216,954	$-	$3,216,954
Asset Backed Securities	$-	$454,633	$-	$454,633
Cash Equivalents	$649	$-	$-	$649
	$649	$87,939,436	$-	$87,940,085

There were no transfers between levels during the period ended September 30, 2013.

SHORT-TERM BOND FUND
Portfolio of Investments
September 30, 2013
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
CORPORATE BONDS (20.9% of portfolio)
BASIC INDUSTRIES - 1.9%
Caterpillar Inc.	1.50%		06/26/17	$500,000	$497,300
Danaher Corp.	1.30		06/23/14	525,000	528,690
Dun & Bradstreet Corp.	2.88		11/15/15	990,000	1,017,732
Eaton Corp.	0.58	(a)	06/16/14	1,025,000	1,025,569
General Dynamics Corp.	1.38		01/15/15	775,000	783,417
General Electric Co.	0.85		10/09/15	550,000	551,268
General Electric Co.	5.25		12/06/17	3,900,000	4,438,789
United Technologies Corp.	0.53	(a)	12/02/13	800,000	800,456
Total Basic Industries					9,643,221

CONSUMER STAPLES - 0.3%
Beverages
Pepsico Inc.	0.70		02/26/16	525,000	523,459
Pepsico Inc.	0.47	(a)	02/26/16	525,000	525,259
Personal Products
Colgate-Palmolive Co.	0.90		05/01/18	550,000	533,316
Total Consumer Staples					1,582,034

CONSUMER DISCRETIONARY - 0.2%
Food and Staples Retailing
Wal-Mart Stores Inc.	1.95		12/15/18	1,175,000	1,172,679
Total Consumer Discretionary					1,172,679

ENERGY -1.0%
Oil, Gas, & Consumable Fuels
Chevron Corp.	0.89		06/24/16	2,075,000	2,083,107
Chevron Corp.	1.10		12/05/17	475,000	468,185
Chevron Corp.	1.72		06/24/18	975,000	971,841
Questar Corp.	2.75		02/01/16	1,500,000	1,556,228
Total Energy					5,079,361

FINANCE - 6.8%
Commercial Banks
Bank of America NA	0.53	(a)	06/15/16	2,025,000	1,981,068
Bank of America NA	0.55	(a)	06/15/17	1,550,000	1,502,099
Citigroup Inc.	6.00		12/13/13	975,000	985,575
JP Morgan Chase Bank NA	0.58	(a)	06/13/16	12,625,000	12,481,656
Key Bank NA	7.41		10/15/27	1,050,000	1,145,531
Landesbank Baden-Wuerttemberg NY	5.05		12/30/15	100,000	107,279
Union Bank NA	5.95		05/11/16	525,000	583,416
WestLB AG, NY	4.80		07/15/15	275,000	289,167
Consumer Finance
General Electric Capital Corp.	0.32	(a)	12/20/13	700,000	699,934
General Electric Capital Corp.	0.40	(a)	09/15/14	2,350,000	2,352,888
General Electric Capital Corp.	1.06	(a)	12/20/17	1,100,000	1,098,225
HSBC Finance Corp.	0.52	(a)	01/15/14	1,650,000	1,650,017
Insurance
Berkshire Hathaway Finance Corp.	1.50		01/10/14	625,000	626,861
Genworth Global Funding	0.46	(a)	04/15/14	4,675,000	4,667,389
Capital Markets
Morgan Stanley	0.57	(a)	01/09/14	1,775,000	1,774,538
Morgan Stanley	4.10		01/26/15	700,000	725,211
Vesey Street Investment Trust I	4.40		09/01/16	2,275,000	2,439,314
Total Finance					35,110,168

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2013
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
CORPORATE BONDS - continued
HEALTH CARE - 1.5%
Health Care Equipment & Supplies
Baxter International Inc.	0.43%	(a)	12/11/14	$825,000	$825,327
Baxter International Inc.	0.95		06/01/16	825,000	826,648
Baxter International Inc.	1.85		01/15/17	2,250,000	2,290,390
Johnson & Johnson	1.20		05/15/14	1,375,000	1,382,492
Thermo Fisher Scientific Inc.	2.05		02/21/14	750,000	753,708
Health Care Providers & Services
UnitedHealth Group Inc.	0.85		10/15/15	550,000	551,389
Pharmaceuticals
Eli Lilly and Co.	6.57		01/01/16	1,025,000	1,157,170
Total Health Care					7,787,124

INFORMATION TECHNOLOGY - 3.6%
Computers & Peripherals
Dell Inc.	2.10		04/01/14	5,000,000	5,012,885
Intel Corp.	1.35		12/15/17	950,000	937,727
Apple Inc.	1.00		05/03/18	8,150,000	7,850,520
IT Services
Hewlett Packard Co.	1.80	(a)	09/19/14	3,700,000	3,736,652
Software
Microsoft Corp.	0.88		11/15/17	250,000	245,659
Microsoft Corp.	1.00		05/01/18	900,000	876,658
Total Information Technology					18,660,101

TRANSPORTATION - 1.1%
Road & Rail
Burlington Northern & Santa Fe Railway Co.	4.58		01/15/21	748,423	800,813
Burlington Northern & Santa Fe Railway Co.	4.83		01/15/23	119,786	129,815
Consolidated Rail Corp.	6.76		05/25/15	23,795	25,027
CSX Transportation Inc.	8.38		10/15/14	199,286	213,798
CSX Transportation Inc.	9.00		05/15/15	575,000	643,860
GATX Corp.	9.00		11/15/13	116,179	117,341
GATX Corp.	8.75		05/15/14	125,000	130,705
Skyway Concession Co. LLC (b)	0.53	(a)	06/30/17	3,825,000	3,432,937
Union Pacific Railroad Co.	6.85		01/02/19	48,288	53,839
Total Transportation					5,548,135

UTILITIES - 4.5%
Electric & Gas
Ameren Illinois Co.	6.20		06/15/16	5,000,000	5,594,845
Delmarva Power & Light Co.	6.40		12/01/13	340,000	343,157
Duke Energy Indiana Inc.	0.62	(a)	07/11/16	1,450,000	1,453,197
Entergy Louisiana LLC	1.88		12/15/14	1,800,000	1,824,905
Georgia Power Co.	0.57	(a)	03/15/16	850,000	849,641
Georgia Power Co.	0.66	(a)	08/15/16	4,100,000	4,101,222
Idaho Power Corp.	6.03		07/15/18	925,000	1,081,580
Michigan Consolidated Gas Co.	8.25		05/01/14	1,370,000	1,430,184
NSTAR Electric Co.	4.88		04/15/14	600,000	614,051
Telephone
Ameritech Capital Funding Corp.	6.45		01/15/18	1,200,000	1,382,929
AT&T Inc.	0.88		02/13/15	1,350,000	1,353,291
AT&T Inc.	0.80		12/01/15	675,000	673,059
AT&T Inc.	0.90		02/12/16	1,350,000	1,343,608
Southwestern Bell Telephone Co.	7.00		07/01/15	525,000	575,719
Verizon Communications, Inc.	1.95		03/28/14	500,000	503,096
Total Utilities					23,124,484
Total Corporate Bonds (Cost $106,511,255)					107,707,307

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2013
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
YANKEE BONDS (14.4% of portfolio)
Abbey National Treasury Services PLC	2.88%		04/25/14	$750,000	$758,893
African Development Bank	6.88		10/15/15	825,000	910,883
BAA Funding Ltd. (b)	2.50		06/25/17	275,000	279,241
Canadian National Railway Co.	7.20		01/02/16	1,390,229	1,555,457
CNOOC Finance (2013) Ltd.	1.13		05/09/16	575,000	568,884
Commonwealth Bank of Australia (b)	1.50	(a)	03/31/17	800,000	802,722
Compagnie de Financement Foncier (b)	2.25		03/07/14	700,000	705,399
Compagnie de Financement Foncier	0.20	(a)	03/22/17	2,100,000	2,037,525
Daimler Finance NA LLC (b)	0.87	(a)	01/09/15	400,000	401,414
Daimler Finance NA LLC (b)	1.25		01/11/16	1,175,000	1,174,893
DEPFA ACS Bank (b)	4.88		10/28/15	500,000	523,223
Dexia Crédit Local (b)	2.75		01/10/14	925,000	930,408
Dexia Crédit Local (b)	2.75		04/29/14	5,175,000	5,240,516
Dexia Crédit Local (b)	0.74	(a)	04/29/14	375,000	375,306
Dexia Municipal Agency	0.17	(a)	06/20/14	900,000	895,926
Dexia Municipal Agency	5.25		02/16/17	1,100,000	1,230,284
Diageo Capital PLC	0.63		04/29/16	1,375,000	1,364,925
Eni Coordination Center SA	4.80		08/10/15	1,775,000	1,888,096
France Telecom	4.38		07/08/14	6,200,000	6,365,478
France Telecom	2.13		09/16/15	825,000	837,685
GlaxoSmithKline Capital Corp.	0.70		03/18/16	925,000	924,450
Hydro-Quebec	6.27		01/03/26	80,000	97,296
Hypo Pfandbrief Bank International SA	0.18	(a)	12/20/13	3,400,000	3,388,644
Hypothekenbank Frankfurt International SA	0.37	(a)	03/24/14	1,300,000	1,293,921
Hypothekenbank Frankfurt International SA	0.21	(a)	07/12/16	930,000	866,529
Iberdrola Finance Ireland Ltd. (b)	3.80		09/11/14	775,000	793,474
ING Bank NV (b)	2.00		09/25/15	2,625,000	2,660,726
International Bank for Reconstruction and Development	0.00	(d)	02/15/15	820,000	811,830
Korea Development Bank	8.00		01/23/14	500,000	511,074
Mitsubishi Corp.	2.75		09/16/15	300,000	309,720
Norsk Hydro ASA	9.13		07/15/14	2,125,000	2,272,056
OEBB Infrastruktur AG	4.75		10/28/13	1,250,000	1,253,787
OEBB Infrastruktur AG	4.63		11/21/13	1,275,000	1,282,178
RIO Tinto Finance USA Plc	0.80	(a)	06/19/15	1,975,000	1,978,448
Sanofi-Aventis	1.63		03/28/14	500,000	502,950
Santander US Debt SA Unipersonal (b)	2.99		10/07/13	1,300,000	1,300,208
Santander US Debt SA Unipersonal (b)	3.72		01/20/15	900,000	912,743
Scottish Power Ltd.	5.38		03/15/15	4,675,000	4,932,134
Société Générale SCF	1.67	(a)	03/19/14	1,400,000	1,408,115
Société Générale SCF	1.72	(a)	06/19/14	1,400,000	1,409,120
Total Capital	3.00		06/24/15	900,000	936,460
Total Capital Canada Ltd.	1.63		01/28/14	5,075,000	5,097,051
Total Capital Canada Ltd.	0.65	(a)	01/15/16	1,175,000	1,180,628
Total Capital International SA	1.00		08/12/16	2,000,000	2,004,846
TransCanada PipeLines Ltd.	0.88		03/02/15	1,000,000	1,003,095
TransCanada PipeLines Ltd.	0.75		01/15/16	3,575,000	3,554,558
Vodafone Group PLC	0.90		02/19/16	850,000	848,511
Vodafone Group PLC	0.65	(a)	02/19/16	850,000	849,951
Volkswagen International Finance NV (b)	1.15		11/20/15	650,000	653,263
Total Yankee Bonds (Cost $73,183,288)					73,884,924

ASSET BACKED SECURITIES (17.3% of portfolio)
Access Group Inc. 01	0.62	(a)	05/25/29	1,568,913	1,410,308
Access Group Inc. 04-A	0.53	(a)	04/25/29	980,481	953,894
Access Group Inc. 05-B	0.50	(a)	07/25/22	564,161	554,668
Ally Master Owner Trust 12-1	0.98	(a)	02/15/17	2,175,000	2,185,629
Ally Master Owner Trust 13-1	0.63	(a)	02/15/18	925,000	923,451
Ally Master Owner Trust 13-2	1.00		02/15/18	925,000	921,442
American Credit Acceptance Receivable 13-1 (b)	1.45		04/16/18	876,299	875,201
Axis Equipment Finance Receivables LLC 12-1A (b)	1.25		03/20/15	131,691	131,650
Bush Truck Leasing LLC II-A (b)	5.00		09/25/18	240,811	239,698
CCR Inc. MT-100 Payment Rights Master Trust 12-C (b)	4.75		08/10/22	1,750,000	1,754,445

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2013
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
ASSET BACKED SECURITIES - continued
CIT Marine Trust 99-A	6.25%		11/15/19	$73,511	$74,556
Community Reinvestment Revenue Notes 19 (b)	4.68		08/01/35	443,577	431,742
CPS Auto Trust 11-A (b)	2.82		04/16/18	386,898	390,411
CPS Auto Trust 11-B (b)	3.68		09/17/18	222,652	228,293
CPS Auto Trust 11-C (b)	4.21		03/15/19	378,771	389,374
CPS Auto Trust 12-A (b)	2.78		06/17/19	320,448	325,663
CPS Auto Trust 13-A (b)	1.31		06/15/20	1,204,343	1,200,408
CPS Auto Trust 13-B (b)	1.82		09/15/20	2,032,551	2,028,429
CPS Auto Trust 13-C (b)	1.64		04/16/18	3,475,000	3,476,355
Credit Acceptance Auto Loan Trust 12-2 (b)	2.21		09/15/20	550,000	552,690
Edlinc Student Loan Funding Trust 12-A (b)	3.20	(a)	10/01/25	5,697,153	5,671,345
First Financial Credit Card Master Note Trust II 10-C (b)	5.19		09/17/18	450,000	452,524
First Financial Credit Card Master Note Trust II 10-D (b)	3.72		06/17/19	1,725,000	1,737,851
First Investors Auto Owner Trust 12-1A (b)	1.96		11/15/17	178,528	179,433
Ford Credit Floorplan Master Owner Trust 13-5	1.50		09/15/18	3,325,000	3,351,926
Ford Credit Floorplan Master Owner Trust 13-5	0.65	(a)	09/15/18	3,325,000	3,325,176
FRS I LLC 13-1 (b)	1.80		04/15/43	350,808	348,826
HLSS Servicer Advance Receivable 12-T2 (b)	1.34		10/15/43	1,475,000	1,475,442
HLSS Servicer Advance Receivable 13-T5 (b)	1.98		08/15/46	1,375,000	1,380,225
KeyCorp Student Loan Trust 99-B	0.69	(a)	08/25/27	4,050	4,048
KeyCorp Student Loan Trust 00-A	0.58	(a)	05/25/29	1,391,266	1,275,500
KeyCorp Student Loan Trust 00-B	0.58	(a)	07/25/29	1,348,012	1,124,534
KeyCorp Student Loan Trust 01-A	0.52	(a)	06/27/31	700,240	614,147
KeyCorp Student Loan Trust 04-A	0.56	(a)	10/28/41	1,930,175	1,896,358
KeyCorp Student Loan Trust 04-A	0.69	(a)	01/27/43	775,758	677,140
KeyCorp Student Loan Trust 05-A	0.48	(a)	09/28/26	591,223	585,441
KeyCorp Student Loan Trust 05-A	0.65	(a)	09/27/40	662,293	570,228
KeyCorp Student Loan Trust 06-A	0.44	(a)	06/27/29	3,290,850	3,239,464
LAI Vehicle Lease Securitization Trust 10-A (b)	2.55		09/15/16	48,355	48,351
LEAF II Receivables Funding LLC 10-3 (b)	5.00		02/20/22	20,628	20,628
Marriott Vacation Club Owners Trust 08-1A (b)	7.20		05/20/30	186,208	201,018
National Collegiate Student Loan Trust 04-1	0.51	(a)	06/25/27	2,675,924	2,566,248
National Collegiate Student Loan Trust 05-1	0.32	(a)	10/26/26	139,030	138,098
National Collegiate Student Loan Trust 05-3	0.42	(a)	07/25/28	421,761	408,011
National Collegiate Student Loan Trust 06-1	0.37	(a)	05/25/26	475,237	460,686
Nationstar Mortgage Advance Receivables Trust 13-T2 (b)	1.68		06/20/46	1,750,000	1,747,497
Santander Drive Auto Receivables Trust 11-2	2.66		01/15/16	2,000,000	2,011,612
Santander Drive Auto Receivables Trust 12-1	1.25		04/15/15	156,262	156,366
SLC Student Loan Trust 06-A	0.57	(a)	07/15/36	3,275,000	2,983,721
SLC Student Loan Trust 06-A	0.72	(a)	07/15/36	6,250,000	5,125,769
SLM Student Loan Trust 03-B	0.65	(a)	03/15/22	6,846,283	6,673,236
SLM Student Loan Trust 04-A	0.45	(a)	03/16/20	774,732	765,338
SLM Student Loan Trust 04-B	0.45	(a)	06/15/21	969,577	953,120
SLM Student Loan Trust 04-B	0.58	(a)	03/15/24	5,275,000	4,578,183
SLM Student Loan Trust 05-A	0.39	(a)	12/15/20	83,498	83,036
SLM Student Loan Trust 05-A	0.45	(a)	06/15/23	3,550,000	3,304,006
SLM Student Loan Trust 06-A	0.39	(a)	06/15/22	1,206,496	1,200,600
SLM Student Loan Trust 06-A	0.44	(a)	12/15/23	2,050,000	1,970,327
SLM Student Loan Trust 06-C	0.38	(a)	06/15/21	599,337	597,312
SLM Student Loan Trust 07-A	0.37	(a)	09/15/25	2,563,505	2,444,387
Small Business Administration 02-20K	5.08		11/01/22	70,051	76,120
Small Business Administration 05-10E	4.54		09/01/15	21,439	21,931
SNAAC Auto Receivables Trust 13-1 (b)	1.14		07/16/18	1,017,656	1,016,577
Tidewater Auto Receivable Trust 12-A (b)	1.21		08/15/15	250,479	250,435
World Financial Network Credit Card Trust 13-B	0.91		03/16/20	2,075,000	2,059,415
Total Asset Backed Securities (Cost $86,492,828)					88,819,943

MORTGAGE BACKED SECURITIES (5.2% of portfolio)
ABN Amro Mortgage Corp. 03-9	4.52		08/25/18	281,223	277,838
Accredited Mortgage Loan Trust 03-1	4.33	(a)	06/25/33	162,639	139,410
ACE Securities Corp. 06-ASL1	0.46	(a)	02/25/36	497,012	181,996
ACE Securities Corp. 06-GP1	0.44	(a)	02/25/31	94,095	85,587
ACE Securities Corp. 06-SL1	0.50	(a)	09/25/35	167,661	127,375
Adjustable Rate Mortgage Trust 05-10	2.72	(a)	01/25/36	121,347	97,067
American Business Financial Services 02-1	7.01		12/15/32	77,748	62,686

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2013
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED SECURITIES - continued
American Home Mortgage Investment Trust 05-01	2.37%	(a)	06/25/45	$202,759	$195,302
American Home Mortgage Investment Trust 05-03	4.97		09/25/35	31,346	31,329
Amresco Residential Securities 98-1	7.57		10/25/27	66,310	68,276
Banc of America Alternative Loan Trust Inc. 07-2	5.75		06/25/37	183,336	134,212
Banc of America Funding Corp. 04-A	5.71	(a)	09/20/34	28,316	28,642
Banc of America Funding Corp. 05-G	5.19	(a)	10/20/35	578,367	558,378
Banc of America Funding Corp. 07-5	6.50		07/25/37	77,864	80,845
Banc of America Mortgage Securities Inc. 02-J	3.60	(a)	09/25/32	3,421	3,424
Banc of America Mortgage Securities Inc. 05-1	5.00		02/25/20	27,366	28,233
Banc of America Mortgage Securities Inc. 05-C	2.87	(a)	04/25/35	55,107	47,153
Bayview Financial Acquisition Trust 06-D	5.93		12/28/36	4,450,000	4,245,322
Bayview Financial Asset Trust 07-SR1A (b)	0.63	(a)	03/25/37	239,852	165,342
Bear Stearns Adjustable Rate Mortgage Trust 04-10	2.94	(a)	01/25/35	359,009	347,017
Bear Stearns Adjustable Rate Mortgage Trust 05-12	5.38	(a)	02/25/36	62,008	57,125
Bear Stearns ALT-A Trust 04-11	3.03	(a)	11/25/34	21,339	18,280
Bear Stearns ALT-A Trust 05-4	2.66	(a)	05/25/35	136,361	125,417
Bear Stearns ALT-A Trust 05-9	5.11	(a)	11/25/35	73,692	55,873
Bear Stearns ALT-A Trust 06-6	2.68	(a)	11/25/36	207,855	143,602
Bear Stearns Asset Backed Securities Trust 03-3	0.77	(a)	06/25/43	64,327	63,406
Bear Stearns Asset Backed Securities Trust 04-HE5	2.06	(a)	07/25/34	286,956	237,065
Bear Stearns Structured Products Inc., 00-1 (b)	30.26	(a)	08/28/33	5,488	4,917
CDC Mortgage Capital Trust 02-HE1	0.80	(a)	01/25/33	426,329	406,999
Chase Mortgage Finance Corp. 05-A1	5.06	(a)	12/25/35	24,368	23,410
Chaseflex Trust 05-2	6.00		06/25/35	134,359	120,461
CITICORP Mortgage Securities, Inc. 07-1	5.50		01/25/22	37,380	37,563
CITICORP Mortgage Securities, Inc. 07-1	5.89	(c)	03/25/37	311,314	306,331
Citigroup Mortgage Loan Trust, Inc. 05-7	2.36	(a)	09/25/35	311,882	229,098
Cityscape Home Equity Loan Trust 96-2	8.10		08/25/26	83,672	84,131
CMO Trust 17	7.25		04/20/18	214	221
Conseco Finance Securitizations Corp. 01-2	6.60		02/01/33	184,202	191,140
Contimortgage Home Equity Loan Trust 95-2	8.10		08/15/25	31,266	30,824
Countrywide Alternative Loan Trust 04-24CB	6.00		11/25/34	72,097	72,335
Countrywide Alternative Loan Trust 05-11CB	5.50		06/25/35	170,548	152,091
Countrywide Alternative Loan Trust 05-43	4.97	(a)	10/25/35	52,299	41,666
Countrywide Asset Backed Certificate 02-S2	5.98		01/25/17	160,227	160,950
Countrywide Asset Backed Certificate 02-S4	5.22	(a)	10/25/17	241,751	241,811
Countrywide Asset Backed Certificate 04-S1	5.12		02/25/35	67,215	68,675
Countrywide Asset Backed Certificate 06-S7	5.71	(a)	11/25/35	145,737	138,792
Countrywide Asset Backed Certificate 07-S1	5.69		11/25/36	151,130	143,834
Countrywide Home Loans 03-49	2.78	(a)	12/19/33	45,804	46,574
Countrywide Home Loans 03-J13	5.25		01/25/24	117,743	115,167
Countrywide Home Loans 05-HYB8	4.52	(a)	12/20/35	160,932	132,338
Countrywide Home Loans 06-HYB5	2.61	(a)	09/20/36	79,379	53,303
Credit Suisse First Boston Mortgage 03-21	4.75		08/25/18	49,226	50,397
Credit Suisse First Boston Mortgage 03-AR24	2.56	(a)	10/25/33	285,841	268,926
Credit Suisse First Boston Mortgage 03-FFA	6.60	(a)	02/25/33	144,941	141,942
Credit Suisse First Boston Mortgage 04-AR3	2.60	(a)	04/25/34	81,330	82,476
Credit Suisse First Boston Mortgage 05-10	5.25		11/25/20	107,749	110,655
Credit Suisse First Boston Mortgage 06-2	5.91	(a)	07/25/36	1,120,000	114,890
DLJ Mortgage Acceptance Corp. 91-3	1.94	(a)	01/25/21	15,874	16,052
Encore Credit Receivables Trust 05-3	0.67	(a)	10/25/35	675,000	625,313
FHLMC 2419	5.50		03/15/17	3,334	3,543
FHLMC 2586	3.50		12/15/32	6,995	7,011
FHLMC 2649	4.50		07/15/18	169,391	178,223
FHLMC 780754	3.54	(a)	08/01/33	5,985	6,337
First Alliance Mortgage Loan Trust 94-1	5.85		04/25/25	18,608	18,684
First Alliance Mortgage Loan Trust 94-2	7.63		07/25/25	14,376	14,827
First Horizon Mortgage Alternative Mortgage Securities 04-AA3	2.19	(a)	09/25/34	35,684	35,328
First Horizon Mortgage Pass-Through Trust 05-AR2	2.61	(a)	05/25/35	163,201	140,081
FNMA 03-38	5.00		03/25/23	26,656	28,103

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2013
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED SECURITIES - continued
FNMA 03-86	4.50%		09/25/18	$145,105	$153,889
FNMA 813842	1.85	(a)	01/01/35	26,221	27,838
GMAC Mortgage Corp. Loan Trust 06-HE3	5.75		10/25/36	60,433	58,385
GMAC Mortgage Corp. Loan Trust 07-HE1	5.95		08/25/37	1,100,000	922,567
GNMA 02-15	5.50		11/20/31	14,911	15,755
GNMA 03-11	4.00		10/17/29	142,117	151,007
GNMA 03-12	4.50		02/20/32	20,392	21,010
GNMA 03-26	0.63	(a)	04/16/33	18,558	18,698
GNMA 04-17	4.50		12/20/33	32,527	35,128
GNMA 583189	4.50		02/20/17	12,770	13,664
Green Tree Financial Corp. 98-5	6.22		03/01/30	139,562	148,951
GS Mortgage Loan Trust 03-10	2.36	(a)	10/25/33	126,935	124,612
GS Mortgage Loan Trust 05-8F	5.50		10/25/20	55,312	56,901
GS Mortgage Loan Trust 05-AR3	2.79	(a)	05/25/35	99,173	88,999
GS Mortgage Loan Trust 05-AR6	2.65	(a)	09/25/35	72,274	70,786
Home Equity Mortgage Trust 06-1	5.80	(a)	05/25/36	1,274,007	1,106,162
Home Savings of America 9	3.79	(a)	11/25/17	80,397	81,509
Home Savings of America 11	4.83	(a)	01/25/18	92,088	93,270
Household Home Equity Loan Trust 06-2	0.33	(a)	03/20/36	907,632	888,357
IMPAC Secured Assets Corp. 03-3	4.85		08/25/33	178,668	182,951
Indymac Indx Mortgage Loan Trust 04-AR6	2.61	(a)	10/25/34	11,779	10,931
Indymac Indx Mortgage Loan Trust 05-AR15	5.17	(a)	09/25/35	46,249	40,659
Indymac Indx Mortgage Loan Trust 05-L1	0.57	(g)	07/25/13	273,140	93,851
JP Morgan Mortgage Trust 05-A2	5.03	(a)	04/25/35	287,815	284,183
Lehman ABS Manufactured Housing Contract 01-B	4.35		04/15/40	89,008	91,823
Long Beach Mortgage Loan Trust 05-3	0.46	(a)	08/25/45	28,494	28,398
Master Adjustable Rate Mortgages Trust 04-13	2.67	(a)	04/21/34	33,295	34,046
Master Adjustable Rate Mortgages Trust 05-1	5.28	(a)	01/25/35	38,561	37,556
Master Alternative Loans Trust 03-5	6.00		08/25/33	65,979	69,589
Master Asset Backed Securities Trust 07-NCW (b)	0.48	(a)	05/25/37	596,618	512,760
Master Asset Securitization Trust 03-6	5.00		07/25/18	11,931	12,455
Master Asset Securitization Trust 07-1	6.00		10/25/22	44,794	43,978
Merrill Lynch Mortgage Investors Trust 03-A2	1.90	(a)	02/25/33	47,075	46,834
Merrill Lynch Mortgage Investors Trust 06-SL1	0.54	(a)	09/25/36	336,416	308,765
Morgan Stanley Capital Inc. 04-1	5.00		11/25/18	95,763	97,100
Morgan Stanley Mortgage Loan Trust 05-5AR	5.27	(a)	09/25/35	48,519	37,388
Morgan Stanley Mortgage Loan Trust 06-1AR	3.40	(a)	02/25/36	135,378	102,148
Morgan Stanley Mortgage Loan Trust 07-10XS	6.00		07/25/47	611,578	208,330
New Century Home Equity Loan Trust 97-NC5	7.20		10/25/28	53	53
Nomura Asset Acceptance Corporation 06-AF2	0.28	(a)	08/25/36	188,336	72,646
Nomura Asset Acceptance Corporation 07-1	5.96		03/25/47	242,955	243,669
Oakwood Mortgage Investors, Inc. 99-D	7.84		11/15/29	312,017	304,248
Oakwood Mortgage Investors, Inc. 02-A	0.43	(a)	09/15/14	162,849	140,265
Option One Mortgage Loan Trust 07-FXD1	5.60		01/25/37	202,007	201,631
Option One Mortgage Loan Trust 07-FXD2	5.90		03/25/37	28,284	27,501
Ownit Mortgage Loan Asset Backed Certificate 05-5	0.47	(a)	10/25/36	309,165	293,775
Prime Mortgage Trust 05-2	5.00		07/25/20	52,478	52,831
Residential Accredit Loans, Inc. 02-QS9	0.78	(a)	07/25/32	4,970	4,674
Residential Accredit Loans, Inc. 05-QS5	5.70		04/25/35	46,100	42,433
Residential Accredit Loans, Inc. 06-QS4	6.00		04/25/36	377,827	298,955
Residential Asset Mortgage Products Inc. 02-RS5	4.75		09/25/32	174,872	168,276
Residential Asset Mortgage Products Inc. 03-RZ3	4.62		06/25/33	107,300	99,719
Residential Asset Securitization Trust 04-A3	5.25		06/25/34	64,596	64,974
Residential Asset Securitization Trust 05-A14	5.50		12/25/35	182,099	156,256
Residential Funding Mortgage Securities 00-HI5	7.98		12/25/25	376,346	346,479
Residential Funding Mortgage Securities 03-HS2	3.88		07/25/33	17,182	17,121
Residential Funding Mortgage Securities I 03-S15	4.50		08/25/18	33,680	34,509
Residential Funding Mortgage Securities I 05-SA2	2.82	(a)	06/25/35	40,049	31,477
Residential Funding Mortgage Securities I 06-SA1	3.96	(a)	02/25/36	40,816	34,294
Ryland Acceptance Corp. 64 E	3.50	(a)	04/01/18	27,123	27,284
SACO I Trust 05-6	0.76	(a)	09/25/35	304,311	296,797
Salomon Brothers Mortgage Securities 97-LB6	6.82		12/25/27	13	13
Structured Adjustable Rate Mortgage Loan Trust 04-3AC	2.38	(a)	03/25/34	24,449	24,102
Structured Adjustable Rate Mortgage Loan Trust 04-4	4.85	(a)	04/25/34	955,314	942,572

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2013
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED SECURITIES - continued
Structured Adjustable Rate Mortgage Loan Trust 04-11	2.56%	(a)	08/25/34	$48,823	$47,968
Structured Adjustable Rate Mortgage Loan Trust 04-18	2.61	(a)	12/25/34	93,745	50,397
Structured Adjustable Rate Mortgage Loan Trust 05-11	2.52	(a)	05/25/35	386,599	353,510
Structured Adjustable Rate Mortgage Loan Trust 06-1	2.67	(a)	02/25/36	33,570	28,763
Structured Adjustable Rate Mortgage Loan Trust 06-4	5.01	(a)	05/25/36	109,830	83,123
Structured Adjustable Rate Mortgage Loan Trust 06-4	5.15	(a)	05/25/36	100,729	82,731
Structured Asset Mortgage Investments 04-AR5	2.35	(a)	10/19/34	31,937	31,035
Structured Asset Securities Corp. 98-RF1 (b)	7.29	(a)	04/15/27	35,777	36,482
Structured Asset Securities Corp. 03-37A	2.58	(a)	12/25/33	222,922	217,117
Structured Asset Securities Corp. 04-3	5.34	(a)	03/25/24	170,461	176,702
Terwin Mortgage Trust 04-5HE	1.06	(a)	06/25/35	471,910	433,818
Vanderbilt Mortgage & Finance 03-A	0.83	(a)	05/07/26	264,394	254,717
Vericrest Opportunity Loan Trust 12-NL2A (b)	2.49		02/26/52	602,264	603,396
Vericrest Opportunity Loan Trust 13-3 (b)	3.22		05/27/53	791,054	776,025
Wachovia Mortgage Loan Trust 06-A	2.67	(a)	05/20/36	165,312	160,528
Washington Mutual Mortgage Securities Corp. 04-AR3	2.46	(a)	06/25/34	63,900	64,887
Washington Mutual Mortgage Securities Corp. 04-AR14	2.43	(a)	01/25/35	117,016	118,436
Washington Mutual MSC Mortgage Pass-Through Certificates 03-MS2	5.00		03/25/18	34,063	34,707
Wells Fargo Mortgage Backed Securities Trust 04-B	4.86	(a)	02/25/34	18,190	18,216
Wells Fargo Mortgage Backed Securities Trust 04-BB	2.62	(a)	01/25/35	3,834	3,845
Wells Fargo Mortgage Backed Securities Trust 04-E	4.88	(a)	05/25/34	27,554	27,907
Wells Fargo Mortgage Backed Securities Trust 04-EE	3.04	(a)	12/25/34	23,151	23,257
Wells Fargo Mortgage Backed Securities Trust 04-F	4.74	(a)	06/25/34	94,640	96,416
Wells Fargo Mortgage Backed Securities Trust 04-I	2.74	(a)	07/25/34	5,301	5,337
Wells Fargo Mortgage Backed Securities Trust 04-K	2.88	(a)	07/25/34	106,416	106,468
Wells Fargo Mortgage Backed Securities Trust 04-K	4.73	(a)	07/25/34	49,731	50,108
Wells Fargo Mortgage Backed Securities Trust 04-K	4.73	(a)	07/25/34	80,079	80,498
Wells Fargo Mortgage Backed Securities Trust 04-R	2.62	(a)	09/25/34	64,860	66,026
Wells Fargo Mortgage Backed Securities Trust 05-AR14	5.33	(a)	08/25/35	32,580	33,482
Wells Fargo Mortgage Backed Securities Trust 05-AR15	2.62	(a)	09/25/35	237,458	235,212
Wells Fargo Mortgage Backed Securities Trust 05-AR16	5.16	(a)	10/25/35	55,759	54,663
Wells Fargo Mortgage Backed Securities Trust 06-AR4	5.59	(a)	04/25/36	47,433	45,461
Wells Fargo Mortgage Backed Securities Trust 06-AR19	5.39	(a)	12/25/36	29,095	28,186
Total Mortgage Backed Securities (Cost $28,423,621)					26,928,832

MUNICIPAL BONDS (21.4% of portfolio)
Alaska Housing Finance Corp.	2.80		12/01/26	595,000	591,614
Alaska Housing Finance Corp.	0.98	(a)	06/01/43	5,150,000	5,126,774
Alaska Student Loan Corp.	0.68	(a)	08/25/31	1,427,140	1,412,940
Art Institute of Chicago	1.34		03/01/15	125,000	123,269
Atlantic City NJ	4.00		11/01/16	400,000	427,344
Austin TX	1.58		09/01/17	3,250,000	3,261,928
California, State of	1.05		02/01/16	925,000	924,787
Camden County NJ Improvement Authority	0.80		07/16/14	1,750,000	1,748,075
Casino Reinvestment Development Authority NJ	5.14		06/01/15	725,000	733,272
Colorado State Department of Corrections	2.26		09/01/17	3,375,000	3,367,204
Cuyahoga County Ohio Economic Development	3.22		12/01/14	1,725,000	1,772,524
Desert Sands California Unified School District	2.28		06/01/19	375,000	359,254
Downtown Smyrna Development Authority GA	3.21		02/01/15	100,000	102,438
Energy Northwest, WA	1.06		07/01/15	350,000	351,288
Energy Northwest, WA	2.15		07/01/18	850,000	847,535
Florida Hurricane Catastrophe Fund Finance Corp.	1.30		07/01/16	1,750,000	1,742,195
Illinois Housing Development Authority	5.50		12/01/14	145,000	145,858
Illinois Housing Development Authority	1.14		01/01/16	375,000	371,850
Illinois Municipal Electric Agency	3.20		02/01/14	890,000	894,948
Illinois, State of	2.00		01/01/14	3,025,000	3,032,260
Illinois, State of	4.03		03/01/14	825,000	834,554
Illinois, State of	1.10		04/01/14	2,650,000	2,647,907

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2013
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MUNICIPAL BONDS - continued
Illinois, State of	4.51%		03/01/15	$1,645,000	$1,708,481
Illinois, State of Sales Tax Revenue	1.36		06/15/16	2,200,000	2,203,476
Indiana Bond Bank	1.48		01/15/17	1,285,000	1,269,182
Indiana Bond Bank	2.08		01/15/19	300,000	291,012
Indianapolis, Indiana Local Public Improvement Bond Bank	1.19		06/01/15	325,000	325,175
Indianapolis, Indiana Local Public Improvement Bond Bank	1.58		06/01/16	600,000	598,194
Irvine Ranch Water District California Joint Powers Agency	2.61		03/15/14	500,000	504,635
Jackson Tennessee Energy Authority	1.15		04/01/16	400,000	396,292
Jersey City, NJ	1.51		09/01/16	950,000	942,457
Jobsohio Beverage System, OH	1.57		01/01/17	925,000	920,634
Kentucky Asset/Liability Commission	2.94		04/01/14	955,000	963,729
Lehigh County Authority PA	3.44		12/01/18	3,825,000	3,796,007
Louisa Virginia Industrial Development Authority	2.50	(a)	09/01/30	2,635,000	2,656,001
Louisiana State Gas & Fuels Tax	3.00	(a)	05/01/43	550,000	551,100
Louisiana State Local Government Environmental Facilities & Community Development Authority	1.11		02/01/16	99,215	99,258
Luzerne County Pennsylvania	5.20		11/15/13	220,000	220,607
Massachusetts Housing Finance Agency	1.17		12/01/15	425,000	424,430
Massachusetts Housing Finance Agency	1.31		06/01/16	275,000	272,759
Massachusetts Municipal Wholesale Electric Company	0.09	(a)	07/01/14	75,000	73,880
Miami Dade County Florida Educational Facilities Authority	1.29		04/01/15	325,000	324,343
Monroe County Michigan Economic Development Corp.	2.35	(a)	10/01/24	1,000,000	1,007,140
Mount Holly Township, NJ	1.50		11/21/13	1,975,000	1,976,738
New Jersey Economic Development Authority	3.61		09/01/14	650,000	665,178
New Jersey Economic Development Authority	0.00	(d)	02/15/16	6,675,000	6,358,939
New Jersey Economic Development Authority	1.06		03/01/16	1,400,000	1,390,368
New Jersey Economic Development Authority	0.00	(d)	02/15/17	950,000	870,875
New Jersey Economic Development Authority	0.00	(d)	02/15/18	1,000,000	866,560
New Jersey Economic Development Authority	0.00	(d)	02/15/20	10,450,000	8,110,559
New Orleans Louisiana	2.12		09/01/17	825,000	812,559
New Orleans Louisiana	2.80		09/01/19	1,725,000	1,683,617
New York City, NY Transitional Finance Authority	1.80		08/01/18	1,475,000	1,438,671
New York City, NY Transitional Finance Authority	1.85		05/01/19	2,025,000	1,943,555
North Carolina Housing Finance Agency	4.00		01/01/30	2,025,000	2,008,334
North Carolina State Education Assistance Authority	0.98	(a)	07/25/39	1,187,702	1,182,037
Oakland California Redevelopment Agency	7.25		09/01/15	400,000	421,556
Oklahoma Student Loan Authority	0.69	(a)	02/25/32	1,348,718	1,334,934
Oregon School Boards Association	0.00		06/30/15	4,050,000	3,969,243
Orleans Parish School Board, Louisiana	1.85		02/01/14	750,000	750,892
Pasadena California Pension Obligation	1.76	(a)	05/15/41	800,000	804,672
Pennsylvania Higher Education Assistance Agency (b)	0.73	(a)	05/25/27	525,926	523,929
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(d)	04/15/14	785,000	775,525
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(d)	04/15/15	4,075,000	3,917,949
Puerto Rico Highway & Transportation Authority	6.25		07/01/21	2,400,000	2,476,920
San Antonio Texas Airport System	3.20		07/01/14	550,000	558,481
South Carolina Student Loan Corp.	0.38	(a)	12/01/20	775,000	763,545
Stockton California Pension Obligation	5.14		09/01/17	1,420,000	1,405,871
Utah Infrastructure Agency	3.20		10/15/16	665,000	691,959
Vermont Student Assistance Corp.	0.90	(a)	07/28/34	1,650,775	1,644,370
Village of Rosemont Illinois	2.14		12/01/16	1,375,000	1,360,810
Village of Rosemont Illinois	2.77		12/01/18	1,375,000	1,335,510
Virginia Housing Development Authority	1.11		10/01/16	550,000	545,000
Washington Economic Development Finance Authority	2.90		10/01/14	1,850,000	1,858,306
Washington Economic Development Finance Authority	3.20		10/01/15	2,350,000	2,365,369
Wayne County Michigan	2.50		12/01/15	900,000	895,482
Wayne County Michigan Building Authority	6.22		12/01/14	665,000	674,662
Wayne County Michigan Building Authority	6.82		12/01/15	730,000	734,745
Wayne County Michigan Building Authority	7.33		12/01/16	740,000	741,517
Total Municipal Bonds (Cost $110,262,878)					110,227,847

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2013
(Unaudited)

	Interest		Maturity	Face
	Rate/Yield		Date	Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (4.3% of portfolio)
Farmer Mac	1.25%		12/06/13	$1,250,000	$1,252,435
Overseas Private Investment Corp.	3.50	(f)	05/02/16	1,000,000	1,155,144
Overseas Private Investment Corp.	1.05	(f)	12/09/16	1,000,000	1,020,365
Overseas Private Investment Corp.	3.56	(e)	04/23/17	1,000,000	1,203,944
Overseas Private Investment Corp.	1.50	(f)	11/17/17	1,100,000	1,110,024
Overseas Private Investment Corp.	1.01	(f)	12/10/17	875,000	892,050
Overseas Private Investment Corp.	1.55	(f)	03/15/18	1,120,000	1,169,019
Overseas Private Investment Corp.	0.83	(f)	11/08/19	1,375,000	1,372,687
Overseas Private Investment Corp.	1.34	(f)	11/20/19	1,000,000	1,034,289
Overseas Private Investment Corp.	1.50	(f)	11/15/20	1,075,000	1,057,058
U.S. Department of Housing & Urban Development	6.07		08/01/21	103,000	102,714
U.S. Department of Housing & Urban Development	6.12		08/01/22	597,000	589,405
U.S. Treasury Notes	2.00		04/30/16	10,000,000	10,386,720
Total U.S. Government and Agency Obligations (Cost $22,296,836)					22,345,854

COMMERCIAL PAPER (15.2% of portfolio)
Commonwealth Edison Co. (b)	0.33		10/17/13	10,000,000	9,998,533
Eni Finance USA Inc. (b)	0.35		10/02/13	10,000,000	9,999,903
Eni Finance USA Inc. (b)	0.30		10/08/13	13,492,000	13,491,213
FMC Corp. (b)	0.29		10/02/13	15,250,000	15,249,877
Institutional Secured Funding LLC (b)	0.32		10/08/13	10,704,000	10,703,334
Institutional Secured Funding LLC (b)	0.33		10/08/13	8,946,000	8,945,426
Institutional Secured Funding LLC (b)	0.33		10/22/13	5,000,000	4,999,037
South Jersey Gas Co.(b)	0.30		10/28/13	5,000,000	4,998,875
Total Commercial Paper (Cost $78,386,198)					78,386,198

				Shares
MONEY MARKET ACCOUNT (1.3% of portfolio)
State Street Institutional Liquid Reserves Fund	0.06	(h)		6,503,037	6,503,037
Total Money Market Account (Cost $6,503,037)					6,503,037
TOTAL INVESTMENTS IN SECURITIES (Cost $512,059,941) - 100%					$514,803,942
________________________________

(a)	Variable coupon rate as of September 30, 2013.
(b)
144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers.  The securities have been determined to be liquid under criteria established by the Fund's Board of Directors.  The total of such securities at period-end amounts to $127,750,033 and represents 24.8% total investments.

(c)	Step coupon security, the current rate may be adjusted upwards before maturity date.
(d)	Zero coupon security, purchased at a discount.
(e)	Interest is paid at maturity.
(f)	Interest is paid at put date.
(g)	Security did not mature on maturity date, while additional principal and interest was received past the maturity date, the amount and timing of future payments is uncertain.
(h)	7-day yield at September 30, 2013.

At September 30, 2013, the cost of investment securities for tax purposes was $512,059,941.  Net unrealized appreciation of investment securities was $2,744,001 consisting of unrealized gains of $7,302,047 and unrealized losses of $4,558,046.

Generally Accepted Accounting Principles (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013:

Category	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$110,227,847	$-	$110,227,847
Corporate Bonds	$-	$107,707,307	$-	$107,707,307
Asset Backed Securities	$-	$86,633,756	$2,186,187	$88,819,943
Commercial Paper	$-	$78,386,198	$-	$78,386,198
Yankee Bonds	$-	$73,884,924	$-	$73,884,924
Mortgage Backed Securities	$-	$26,231,585	$697,247	$26,928,832
U.S. Government Obligations	$-	$22,345,854	$-	$22,345,854
Cash Equivalents	$6,503,037	$-	$-	$6,503,037
	$6,503,037	$505,417,471	$2,883,434	$514,803,942

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset Backed Securities	Mortgage Backed Securities	U.S. Government Obligations	Total
Balance as of December 31, 2012	$2,339,375	$-	$1,126,335	$3,465,710
Net purchase/(sale) at cost	(2,354,372)	-	-	(2,354,372)
Realized gain/(loss)	70,414	-	-	70,414
Change in unrealized appreciation/(depreciation)	(38,298)	-	7,371	(30,927)
Accretion/(amortization)	3,509	-	21,438	24,947
Transfer into Level 3	2,186,187	697,247	-	2,883,434
Transfer out of Level 3	(20,628)	-	(1,155,144)	(1,175,772)
Balance as of September 30, 2013	$2,186,187	$697,247	$-	$2,883,434

Transfers from Level 2 to Level 3 are due to a decrease in observable market activity, while transfers from Level 3 to Level 2 are due to an increase in observable market activity. There were no other transfers between levels. Transfers into and out of Level 3, are reported using values at the end of the reporting period.

At September 30, 2013, the Fund held securities with a fair value of $2,883,434 classified as Level 3 in the fair value hierarchy. Securities with a market value of $2,451,692 were priced by brokers or third party pricing service and observable inputs were not available. Asset-backed securities valued at $431,742 were valued by the Adviser using a discounted cash flow model. The unobservable input is the Adviser’s assumptions applied to the cash flow model to discount for the potential that the principal payment stream of the bond extends beyond the current model’s assumption. The yield spread is modeled at 750 to account for the uncertainty of the potential outcome. A significant or reasonable increase or decrease in the potential that the principal payment stream of the bond varies beyond the current model’s assumption could result in a significant increase or decrease in the fair value measurement.

STOCK INDEX FUND
Portfolio of Investments
September 30, 2013
(Unaudited)

	Cost	Value
Investment in S&P 500 Stock Master Portfolio	$46,838,380	$91,937,212

Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Stock Master Portfolio managed by BlackRock Fund Advisors.  As of September 30, 2013, the Stock Index Fund's ownership interest in the S&P 500 Stock Master Portfolio was 1.91%.  See the Portfolio of Investments for the S&P 500 Stock Master Portfolio for holdings information.

VALUE FUND
Portfolio of Investments
September 30, 2013
(Unaudited)

	Shares	Value
COMMON STOCKS (97.5% of portfolio)
CONSUMER DISCRETIONARY - 7.3%
Auto Components
Cooper Tire & Rubber Co.	440,000	$13,552,000
Distributors
Genuine Parts Co.	315,400	25,512,706
Multiline Retail
Dillard's, Inc. (Class A)	182,700	14,305,410
Total Consumer Discretionary		53,370,116

CONSUMER STAPLES - 4.6%
Food Products
Dean Foods Co. (a)	394,900	7,621,570
J.M. Smucker Co. (The)	148,853	15,635,519
WhiteWave Foods Co. (The) (Class A) (a)	532,427	10,632,567
Total Consumer Staples		33,889,656

ENERGY - 14.6%
Energy Equipment & Services
Baker Hughes Inc.	187,000	9,181,700
Oil, Gas, & Consumable Fuels
Chevron Corp.	205,000	24,907,500
ConocoPhillips	297,000	20,644,470
Marathon Oil Corp.	461,000	16,079,680
Marathon Petroleum Corp.	189,000	12,156,480
Phillips 66	159,500	9,222,290
QEP Resources, Inc.	382,400	10,588,656
Questar Corp.	169,814	3,819,117
Total Energy		106,599,893

FINANCIALS - 9.4%
Commercial Banks
Commerce Bancshares, Inc.	31,473	1,378,832
Wells Fargo & Co.	191,000	7,892,120
Diversified Financial Services
Bank of America Corp.	475,200	6,557,760
JPMorgan Chase & Co.	442,600	22,877,994
Insurance
Allstate Corp. (The)	369,000	18,652,950
Chubb Corp. (The)	122,000	10,889,720
Total Financials		68,249,376

HEALTH CARE - 21.3%
Health Care Equipment & Supplies
Abbott Laboratories	399,000	13,242,810
Covidien plc	207,600	12,651,144
Pharmaceuticals
AbbVie Inc.	399,000	17,847,270
Bristol-Myers Squibb Co.	794,700	36,778,716
GlaxoSmithKline plc ADR	354,000	17,760,180
Hospira, Inc. (a)	379,400	14,880,068
Mallinckrodt plc (a)	25,950	1,144,136
Merck & Co., Inc.	193,194	9,197,966
Pfizer Inc.	1,107,000	31,781,970
Total Health Care		155,284,260

INDUSTRIALS - 19.2%
Airlines
Southwest Airlines Co.	844,100	12,290,096

VALUE FUND
Portfolio of Investments (continued)
September 30, 2013
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Commercial Services & Supplies
Avery Dennison Corp.	520,000	$22,630,400
Industrial Conglomerates
General Electric Co.	1,039,000	24,821,710
Honeywell International Inc.	281,100	23,342,544
Tyco International Ltd.	164,850	5,766,453
Machinery
Flowserve Corp.	285,900	17,837,301
Parker-Hannifin Corp.	246,400	26,788,608
Distributors
Applied Industrial Technologies, Inc.	130,500	6,720,750
Total Industrials		140,197,862

INFORMATION TECHNOLOGY - 15.0%
Communications Equipment
Cisco Systems, Inc.	1,018,500	23,853,270
Computers & Peripherals
Dell Inc.	1,282,000	17,653,140
Hewlett-Packard Co.	876,900	18,397,362
Electronic Equipment, Instruments & Components
TE Connectivity Ltd.	262,850	13,610,373
IT Services
Leidos Holdings Inc.	150,750	6,862,140
Science Appliations International Corp.	86,143	2,907,322
Semiconductors & Semiconductor Equipment
Intel Corp.	1,135,000	26,014,200
Total Information Technology		109,297,807

MATERIALS - 6.1%
Chemicals
Dow Chemical Co. (The)	711,900	27,336,960
Containers & Packaging
Bemis Co., Inc.	433,600	16,914,736
Total Materials		44,251,696
Total Common Stocks (Cost $423,105,477)		711,140,666

MONEY MARKET ACCOUNT (2.5% of portfolio)
State Street Institutional Liquid Reserves Fund, 0.06% (b)	18,363,876	18,363,876
Total Money Market Account (Cost $18,363,876)		18,363,876

TOTAL INVESTMENTS IN SECURITIES (Cost $441,469,353) - 100%		$729,504,542
________________________________

(a)	Non-income producing.
(b)	7-day yield at September 30, 2013.

ADR - American Depositary Receipt
plc - Public Limited Company

At September 30, 2013, the cost of investment securities for tax purposes was $441,469,353.  Net unrealized appreciation of investment securities was $288,035,189 consisting of unrealized gains of $305,292,906 and unrealized losses of $17,257,717.

Generally Accepted Accounting Principles (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013:

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$711,140,666	$-	$-	$711,140,666
Cash Equivalents	$18,363,876	$-	$-	$18,363,876
	$729,504,542	$-	$-	$729,504,542

There were no transfers between levels during the period ended September 30, 2013.

GROWTH FUND
Portfolio of Investments
September 30, 2013
(Unaudited)

	Shares	Value
COMMON STOCKS (97.4% of portfolio)
CONSUMER DISCRETIONARY - 24.0%
Automobiles
Tesla Motors, Inc. (a)	2,400	$464,208
Hotels, Restaurants & Leisure
Chipotle Mexican Grill Inc. (a)	1,500	643,050
Ctrip.com International Ltd. (a)	6,700	391,481
Las Vegas Sands Corp.	18,100	1,202,202
Starbucks Corp.	14,600	1,123,762
Starwood Hotels & Resorts Worldwide, Inc.	4,900	325,605
Wynn Resorts, Ltd.	2,700	426,627
Household Durables
D.R. Horton, Inc.	27,400	532,382
Internet & Catalog Retail
Amazon.com, Inc. (a)	8,800	2,751,232
Netflix, Inc. (a)	1,700	525,657
priceline.com Inc. (a)	1,900	1,920,805
Media
Discovery Communications, Inc. (a)	5,800	453,096
Twenty-First Century Fox, Inc.	19,300	646,550
Multiline Retail
Dollar Tree, Inc. (a)	8,800	503,008
Specialty Retail
Fossil, Inc. (a)	3,450	401,028
Lowe's Cos., Inc.	20,800	990,288
lululemon athletica Inc. (a)	5,500	401,995
Ralph Lauren Corp.	1,900	312,987
Tractor Supply Co.	9,000	604,530
Total Consumer Discretionary		14,620,493

CONSUMER STAPLES - 3.9%
Beverages
Green Mountain Coffee Roasters, Inc. (a)	5,500	414,315
Monster Beverage Corp. (a)	4,500	235,125
PepsiCo, Inc.	6,800	540,600
Food & Staples Retailing
Whole Foods Market, Inc.	7,800	456,300
Household Products
Procter & Gamble Co. (The)	9,700	733,223
Total Consumer Staples		2,379,563

ENERGY - 4.2%
Oil, Gas,& Consumable Fuels
Cimarex Energy Co.	4,700	453,080
Pioneer Natural Resources Co.	5,800	1,095,040
Range Resources Corp.	13,400	1,016,926
Total Energy		2,565,046

FINANCIALS - 4.6%
Capital Markets
Franklin Resources Inc.	9,600	485,280
Morgan Stanley	27,500	741,125
State Street Corp.	11,800	775,850
TD Ameritrade Holding Corp.	29,300	767,074
Total Financials		2,769,329

HEALTH CARE - 14.4%
Biotechnology
Alexion Pharmaceuticals Inc. (a)	5,000	580,800
Biogen Idec Inc. (a)	4,290	1,032,860
Celgene Corp. (a)	6,950	1,069,814

GROWTH FUND
Portfolio of Investments (continued)
September 30, 2013
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Gilead Sciences, Inc. (a)	36,900	$2,318,796
Regeneron Pharmaceuticals, Inc. (a)	1,400	438,018
Health Care Providers & Services
McKesson Corp.	9,900	1,270,170
Unitedhealth Group Inc.	12,700	909,447
Health Care Technology
Catamaran Corp. (a)	6,156	282,868
Pharmaceuticals
Valeant Pharmaceuticals International, Inc. (a)	7,900	824,207
Total Health Care		8,726,980

INDUSTRIALS - 13.1%
Aerospace & Defense
Boeing Co. (The)	14,400	1,692,000
Precision Castparts Corp.	6,000	1,363,440
United Technologies Corp.	3,900	420,498
Airlines
United Continental Holdings Inc. (a)	24,000	737,040
Air Freight & Logistics
FedEx Corp.	6,500	741,715
Machinery
Danaher Corp.	23,100	1,601,292
Flowserve Corp.	5,100	318,189
Road & Rail
Wabtec Corp.	5,800	364,646
Trading Companies & Distributors
Fastenal Co.	14,600	733,650
Total Industrials		7,972,470

INFORMATION TECHNOLOGY - 26.1%
Communications Equipment
Juniper Networks, Inc. (a)	59,000	1,171,740
QUALCOMM, Inc.	12,600	848,736
Computers & Peripherals
Apple Inc.	1,785	850,999
SanDisk Corp.	9,800	583,198
Internet Software & Services
Akamai Technologies, Inc. (a)	11,100	573,870
Baidu, Inc. ADR (a)	4,300	667,274
eBay Inc. (a)	19,000	1,060,010
Facebook, Inc. (a)	20,700	1,039,968
Google Inc. (Class A) (a)	3,485	3,052,546
LinkedIn Corp. (a)	2,200	541,332
IT Services
Cognizant Technology Solutions Corp., (Class A) (a)	10,200	837,624
MasterCard Inc.	2,215	1,490,208
ServiceNow, Inc. (a)	6,200	322,090
Visa Inc., Class A	4,900	936,390
Software
NetSuite Inc. (a)	1,800	194,292
Red Hat, Inc. (a)	12,100	558,294
salesforce.com, Inc. (a)	16,400	851,324
Workday, Inc. (a)	3,500	283,255
Total Information Technology		15,863,150

GROWTH FUND
Portfolio of Investments (continued)
September 30, 2013
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
MATERIALS - 4.0%
Chemicals
Ecolab Inc.	5,600	$553,056
Praxair Inc.	6,530	784,971
Sherwin-Williams Co.	4,150	756,047
Construction Materials
Vulcan Materials Co.	6,300	326,403
Total Materials		2,420,477

TELECOMMUNICATION SERVICES - 3.1%
Wireless Telecommunication Services
Crown Castle International Corp. (a)	25,900	1,891,477
Total Telecommunication Services		1,891,477
Total Common Stocks (Cost $43,389,062)		59,208,985

MONEY MARKET ACCOUNT (2.6% of portfolio)
State Street Institutional Liquid Reserves Fund, 0.06% (b)	1,570,145	1,570,145
Total Money Market Account (Cost $1,570,145)		1,570,145

TOTAL INVESTMENTS IN SECURITIES (Cost $44,959,207) - 100%		$60,779,130

________________________________

(a)	Non-income producing.
(b)	7-day yield at September 30, 2013.

ADR - American Depositary Receipt

At September 30, 2013, the cost of investment securities for tax purposes was $45,263,589.  Net unrealized appreciation of investment securities was $15,515,541 consisting of unrealized gains of $15,918,062 and unrealized losses of $402,521.

Generally Accepted Accounting Principles (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013:

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$59,208,985	$-	$-	$59,208,985
Cash Equivalents	$1,570,145	$-	$-	$1,570,145
	$60,779,130	$-	$-	$60,779,130

There were no transfers between levels during the period ended September 30, 2013.

SMALL-COMPANY STOCK FUND
Portfolio of Investments
September 30, 2013
(Unaudited)

	Shares	Value
COMMON STOCKS (82.9% of portfolio)
CONSUMER DISCRETIONARY - 12.1%
Auto Components
Cooper Tire & Rubber Co.	449,000	$13,829,200
Diversified Consumer Services
Matthews International Corp. (Class A)	312,542	11,901,599
Multiline Retail
Nordstrom, Inc.	90,000	5,058,000
Restaurants
Brinker International, Inc.	200,000	8,106,000
Cracker Barrel Old Country Store, Inc.	210,209	21,701,977
Wendy's Co. (The)	2,040,260	17,301,405
Specialty Retail
Francesca's Holdings Corp. (a)	346,400	6,456,896
Sally Beauty Holdings, Inc. (a)	114,000	2,982,240
Total Consumer Discretionary		87,337,317

CONSUMER STAPLES - 10.6%
Food Distribution
Core-Mark Holding Company, Inc.	118,099	7,846,498
United Natural Foods, Inc. (a)	159,600	10,728,312
Food Products
Dean Foods Co. (a)	287,500	5,548,750
J.M. Smucker Co. (The)	40,868	4,292,775
WhiteWave Foods Co. (The) (a)	402,509	8,038,105
Food & Staples Retailing
Fred's, Inc.	1,359,638	21,278,335
Harris Teeter Supermarkets, Inc.	379,152	18,650,487
Total Consumer Staples		76,383,262

ENERGY - 1.8%
Energy Equipment & Services
Helmerich & Payne, Inc.	35,000	2,413,250
Oil, Gas, & Consumable Fuels
Cimarex Energy Co.	59,400	5,726,160
QEP Resources, Inc.	26,600	736,554
Questar Corp.	26,600	598,234
SM Energy Co.	49,000	3,782,310
Total Energy		13,256,508

FINANCIALS - 13.5%
Commercial Banks
Cardinal Financial Corp.	981,141	16,218,261
Middleburg Financial Corp.	97,700	1,883,656
National Bankshares, Inc. (Virginia)	237,102	8,509,591
Southcoast Financial Corp. (a)	74,730	422,972
Texas Capital Bancshares, Inc. (a)	405,917	18,660,004
Valley National Bancorp	1,225,799	12,196,700
Consumer Finance
Encore Capital Group, Inc. (a)	456,630	20,941,052
Diversified Financial Services
UMB Financial Corp.	343,244	18,651,879
Total Financials		97,484,115

HEALTH CARE - 2.0%
Health Care Equipment & Supplies
STERIS Corp.	342,112	14,697,131
Total Health Care		14,697,131

SMALL-COMPANY STOCK FUND
Portfolio of Investments (continued)
September 30, 2013
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
INDUSTRIALS - 25.3%
Aerospace & Defense
Huntington Ingalls Industries, Inc.	157,208	$10,595,819
Triumph Group, Inc.	136,800	9,606,096
Construction & Engineering
Dycom Industries, Inc. (a)	748,242	20,943,294
Orion Marine Group, Inc. (a)	357,678	3,723,428
Distributors
Applied Industrial Technologies, Inc.	392,578	20,217,767
Electrical Equipment
Rofin-Sinar Technologies Inc. (a)	917,427	22,210,908
Industrial Conglomerates
Carlisle Companies Inc.	125,600	8,828,424
CLARCOR Inc.	87,100	4,836,663
Standex International Corp.	19,500	1,158,300
Machinery
Flowserve Corp.	43,500	2,713,965
Gorman-Rupp Co. (The)	429,162	17,217,979
Manitowoc Co., Inc. (The)	759,400	14,869,052
Regal Beloit Corp.	58,500	3,973,905
Road & Rail
Knight Transportation, Inc.	1,245,153	20,569,928
Werner Enterprises, Inc.	923,865	21,553,770
Total Industrials		183,019,298

INFORMATION TECHNOLOGY - 9.1%
Communications Equipment
Belden Inc.	292,585	18,740,069
Computers & Peripherals
Western Digital Corp.	70,000	4,438,000
IT Services
Cass Information Systems, Inc.	97,477	5,202,347
Computer Services, Inc. (a)	472,346	14,548,257
ManTech International Corp.	784,754	22,569,525
Total Information Technology		65,498,198

MATERIALS - 8.5%
Chemicals
American Vanguard Corp.	273,883	7,372,930
Olin Corp.	957,290	22,084,680
PolyOne Corp.	514,106	15,788,195
Polypore International, Inc. (a)	94,200	3,859,374
Westlake Chemical Corp.	115,700	12,109,162
Total Materials		61,214,341
Total Common Stocks (Cost $415,067,430)		598,890,170

EXCHANGE TRADED FUNDS (9.7% of portfolio)
iShares Russell 2000 Value	384,600	35,244,744
iShares S&P Small-Cap 600 Value	351,000	35,019,270
Total Exchange Traded Funds (Cost $56,549,213)		70,264,014

MONEY MARKET ACCOUNT (7.4% of portfolio)
State Street Institutional Liquid Reserves Fund, 0.06% (b)	53,697,128	53,697,128
Total Money Market Account (Cost $53,697,128)		53,697,128

TOTAL INVESTMENTS IN SECURITIES (Cost $525,313,771) - 100%		$722,851,312
________________________________

(a)	Non-income producing.
(b)	7-day yield at September 30, 2013.

At September 30, 2013, the cost of investment securities for tax purposes was $525,313,771.  Net unrealized appreciation of investment securities was $197,537,541 consisting of unrealized gains of $199,769,849 and unrealized losses of $2,232,308.

Generally Accepted Accounting Principles (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013:

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$598,890,170	$-	$-	$598,890,170
Exchange Traded Funds	$70,264,014	$-	$-	$70,264,014
Cash Equivalents	$53,697,128	$-	$-	$53,697,128
	$722,851,312	$-	$-	$722,851,312

There were no transfers between levels during the period ended September 30, 2013.

INTERNATIONAL VALUE FUND
Portfolio of Investments
September 30, 2013
(Unaudited)

	Shares	Value
COMMON STOCKS (96.0% of portfolio)
BRAZIL - 1.2%
Petroleo Brasileiro SA - ADR	102,200	$1,583,078
Rossi Residencial SA	525,134	751,105
Total Brazil		2,334,183

BRITAIN - 11.7%
BAE Systems plc	760,050	5,586,230
HSBC Holdings plc - ADR	75,550	4,099,343
Tesco plc	756,650	4,398,801
Vodafone Group plc	1,048,724	3,680,835
WPP Group plc	284,250	5,841,351
Total Britain		23,606,560

CANADA - 1.7%
Encana Corp.	202,550	3,510,192
Total Canada		3,510,192

CHINA - 1.0%
Guangzhou Automobile Group Co., Ltd.	1,829,150	1,984,712
Total China		1,984,712

DENMARK - 2.1%
Danske Bank Group	198,425	4,278,998
Total Denmark		4,278,998

FRANCE - 12.5%
AXA SA	204,300	4,741,563
Cap Gemini SA	59,550	3,541,372
Christian Dior SA	2,525	495,565
Compagnie de Saint-Gobain SA	99,628	4,944,778
GDF SUEZ SA	166,050	4,162,173
Total SA	66,750	3,869,021
Vivendi SA	157,350	3,619,564
Total France		25,374,036

GERMANY - 6.6%
Daimler AG REG	71,300	5,559,257
Deutsche Böerse AG	57,200	4,304,790
ThyssenKrupp AG	143,650	3,440,131
Total Germany		13,304,178

HONG KONG - 3.5%
Hutchison Whampoa Ltd.	369,325	4,436,661
New World Development Co. Ltd.	1,762,475	2,644,277
NW Hotel Investments	17,853	-
Total Hong Kong		7,080,938

ITALY - 5.0%
Eni SpA	182,275	4,190,168
Intesa Sanpaolo SpA	2,868,050	5,932,644
Total Italy		10,122,812

ISRAEL - 0.7%
Teva Pharmaceutical Industries Ltd. - ADR	35,650	1,346,857
Total Israel		1,346,857

INTERNATIONAL VALUE FUND
Portfolio of Investments
September 30, 2013
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
JAPAN - 16.8%
Bridgestone Corp.	135,400	$4,962,200
Daiwa Securities Group Inc.	402,535	3,632,737
LIXIL Group Corp.	23,600	486,512
Mori Seiki Co., Ltd.	192,750	3,007,477
MS & AD Insurance Group Holdings, Inc.	223,055	5,846,412
Nippon Sheet Glass Co. Ltd.	1,671,350	2,153,956
Nissan Motor Co., Ltd.	449,200	4,533,654
Sumitomo Corp.	359,700	4,861,586
Sumitomo Mitsui Trust Holdings, Inc.	926,900	4,606,751
Total Japan		34,091,285

NETHERLANDS - 5.7%
AEGON NV	868,150	6,423,650
DSM NV	68,100	5,137,235
Total Netherlands		11,560,885

PORTUGAL - 1.3%
Banco Espirito Santo SA	2,471,800	2,630,147
Total Portugal		2,630,147

REPUBLIC OF SOUTH KOREA - 3.9%
Posco	13,475	3,991,725
SK Telecom Co., Ltd.	9,032	1,846,948
SK Telecom Co., Ltd. - ADR	92,617	2,102,406
Total Republic of South Korea		7,941,079

SINGAPORE - 1.8%
Keppel Corp. Ltd.	432,210	3,593,170
Keppel REIT	29,070	28,466
Total Singapore		3,621,636

SPAIN - 4.2%
Banco Popular Espanol SA	685,475	3,679,804
IBERDROLA SA	833,132	4,842,747
Total Spain		8,522,551

SWITZERLAND - 11.9%
Adecco SA REG	61,650	4,397,864
Credit Suisse Group AG	155,795	4,764,511
Givaudan SA REG	2,382	3,481,479
Holcim Ltd.	50,536	3,767,848
Novartis AG REG	48,950	3,765,145
Roche Holding AG	14,150	3,818,708
Total Switzerland		23,995,555

THAILAND - 4.4%
Bangkok Bank Public Company Ltd.	275,100	1,733,769
Krung Thai Bank Public Company, Ltd.	6,061,875	3,724,868
PTT Public Company Ltd.	337,800	3,416,776
Total Thailand		8,875,413
Total Common Stocks (Cost $163,477,007)		194,182,017

MONEY MARKET ACCOUNT (4.0% of portfolio)
State Street Institutional Liquid Reserves Fund, 0.06% (a)	8,189,915	8,189,915
Total Money Market Account (Cost $8,189,915)		8,189,915

TOTAL INVESTMENTS IN SECURITIES (Cost $171,666,922) - 100%		$202,371,932
________________________________

(a)	7-day yield at September 30, 2013.

ADR - American Depositary Receipt
SA - Sociedad Anónima or Société Anonyme
plc - Public Limited Company
AG - Aktiengesellschaft
REG - Registered shares
SpA - Società per Azioni
NV - Naamloze Vennottschap

At September 30, 2013, the cost of investment securities for tax purposes was $172,352,196.  Net unrealized appreciation of investment securities was $30,019,736 consisting of unrealized gains of $37,513,306 and unrealized losses of $7,493,570.

Generally Accepted Accounting Principles (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013:

Category	Level 1	Level 2	Level 3	Total
Common Stocks
Foreign Equities	$-	$180,760,570	$-	$180,760,570
Foreign Equities - not fair valued	$4,261,297	$-	$-	$4,261,297
American Depository Receipts	$9,131,684	$-	$-	$9,131,684
Real Estate Investment Trust	$-	$28,466	$-	$28,466
Cash Equivalents	$8,189,915	$-	$-	$8,189,915
	$21,582,896	$180,789,036	$-	$202,371,932

There were no transfers between levels during the period ended September 30, 2013.

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
September 30, 2013
(Unaudited)

	Shares	Value
COMMON STOCKS (99.2% of net assets)
Aerospace & Defense - 2.7%
The Boeing Co.	221,565	$26,033,887
General Dynamics Corp.	106,082	9,284,297
Honeywell International, Inc.	250,593	20,809,243
L-3 Communications Holdings, Inc.	28,578	2,700,621
Lockheed Martin Corp.	86,046	10,975,167
Northrop Grumman Corp.	73,459	6,997,704
Precision Castparts Corp.	46,453	10,555,980
Raytheon Co.	102,991	7,937,516
Rockwell Collins, Inc.	43,074	2,923,002
Textron, Inc.	89,637	2,474,878
United Technologies Corp.	269,460	29,053,177
Total Aerospace & Defense		129,745,472

Air Freight & Logistics – 0.8%
C.H. Robinson Worldwide, Inc.	50,855	3,028,924
Expeditors International of Washington, Inc.	65,870	2,902,232
FedEx Corp.	94,843	10,822,535
United Parcel Service, Inc., Class B	230,620	21,071,749
Total Air Freight & Logistics		37,825,440

Airlines – 0.2%
Delta Air Lines, Inc.	274,007	6,463,825
Southwest Airlines Co.	225,316	3,280,601
Total Airlines		9,744,426

Auto Components – 0.4%
BorgWarner, Inc.	36,576	3,708,441
Delphi Automotive PLC	90,082	5,262,590
Goodyear Tire & Rubber Co. (a)	78,516	1,762,684
Johnson Controls, Inc.	218,473	9,066,630
Total Auto Components		19,800,345

Automobiles – 0.8%
Ford Motor Co.	1,257,870	21,220,267
General Motors Co. (a)	300,414	10,805,892
Harley-Davidson, Inc.	71,181	4,572,667
Total Automobiles		36,598,826

Beverages – 2.2%
Beam, Inc.	51,729	3,344,280
Brown-Forman Corp., Class B	51,841	3,531,927
Coca-Cola Co.	1,217,207	46,107,801
Coca-Cola Enterprises, Inc.	79,325	3,189,658
Constellation Brands, Inc., Class A (a)(b)	52,988	3,041,511
Dr Pepper Snapple Group, Inc.	65,053	2,915,676
Molson Coors Brewing Co., Class B	50,414	2,527,254
Monster Beverage Corp. (a)	43,254	2,260,022
PepsiCo, Inc.	492,322	39,139,599
Total Beverages		106,057,728

Biotechnology – 2.4%
Alexion Pharmaceuticals, Inc. (a)	62,454	7,254,657
Amgen, Inc.	240,528	26,924,704
Biogen Idec, Inc. (a)(b)	75,887	18,270,554
Celgene Corp. (a)	131,285	20,208,700
Gilead Sciences, Inc. (a)	488,609	30,704,190
Regeneron Pharmaceuticals, Inc. (a)(b)	24,898	7,789,837
Vertex Pharmaceuticals, Inc. (a)	74,293	5,632,895
Total Biotechnology		116,785,537

Building Products – 0.1%
Masco Corp.	114,000	2,425,920
Total Building Products		2,425,920

Capital Markets – 2.1%
Ameriprise Financial, Inc.	63,141	5,750,882
Bank of New York Mellon Corp.	367,222	11,086,432
BlackRock, Inc. (c)	40,199	10,878,653
The Charles Schwab Corp.	369,302	7,807,044
E*Trade Financial Corp. (a)	91,758	1,514,007
Franklin Resources, Inc.	129,745	6,558,610
The Goldman Sachs Group, Inc.	133,327	21,093,665
Invesco Ltd.	141,459	4,512,542
Legg Mason, Inc.	34,603	1,157,124
Morgan Stanley	443,848	11,961,704
Northern Trust Corp.	72,020	3,917,168
State Street Corp.	142,346	9,359,250
T Rowe Price Group, Inc.	83,082	5,976,088
Total Capital Markets		101,573,169

Chemicals – 2.6%
Air Products & Chemicals, Inc.	66,952	7,135,075
Airgas, Inc.	21,143	2,242,215
CF Industries Holdings, Inc.	18,277	3,853,340
The Dow Chemical Co.	386,419	14,838,490
E.I. du Pont de Nemours & Co.	294,845	17,266,123
Eastman Chemical Co.	49,215	3,833,848
Ecolab, Inc.	86,566	8,549,258
FMC Corp.	43,569	3,124,769
International Flavors & Fragrances, Inc.	26,065	2,145,149
LyondellBasell Industries NV, Class A	143,069	10,476,943
Monsanto Co.	170,215	17,765,340
The Mosaic Co.	108,810	4,681,006

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2013
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
PPG Industries, Inc.	45,609	$7,619,439
Praxair, Inc.	94,152	11,318,012
The Sherwin-Williams Co.	27,851	5,073,895
Sigma-Aldrich Corp.	38,363	3,272,364
Total Chemicals		123,195,266

Commercial Banks – 2.8%
BB&T Corp.	224,781	7,586,359
Comerica, Inc.	58,999	2,319,251
Fifth Third Bancorp	283,304	5,110,804
Huntington Bancshares, Inc.	264,638	2,185,910
KeyCorp	290,780	3,314,892
M&T Bank Corp.	41,537	4,648,821
The PNC Financial Services Group, Inc. (c)	169,718	12,296,069
Regions Financial Corp.	445,409	4,124,487
SunTrust Banks, Inc.	171,989	5,575,883
US Bancorp	587,126	21,477,069
Wells Fargo & Co.	1,542,637	63,741,761
Zions BanCorporation	58,747	1,610,843
Total Commercial Banks		133,992,149

Commercial Services & Supplies – 0.4%
The ADT Corp.	63,799	2,594,067
Cintas Corp.	32,762	1,677,415
Iron Mountain, Inc.	54,213	1,464,835
Pitney Bowes, Inc.	64,533	1,173,855
Republic Services, Inc.	86,769	2,894,614
Stericycle, Inc. (a)	27,446	3,167,269
Waste Management, Inc.	139,250	5,742,670
Total Commercial Services & Supplies		18,714,725

Communications Equipment – 1.9%
Cisco Systems, Inc.	1,711,759	40,089,396
F5 Networks, Inc. (a)(b)	24,977	2,142,028
Harris Corp.	34,190	2,027,467
JDS Uniphase Corp. (a)	75,758	1,114,400
Juniper Networks, Inc. (a)	161,924	3,215,811
Motorola Solutions, Inc.	75,503	4,483,368
QUALCOMM, Inc.	547,615	36,887,346
Total Communications Equipment		89,959,816

Computers & Peripherals – 4.0%
Apple, Inc.	290,031	138,272,279
Dell, Inc.	468,370	6,449,455
EMC Corp.	664,232	16,977,770
Hewlett-Packard Co.	613,673	12,874,860
NetApp, Inc.	108,528	4,625,463
SanDisk Corp.	76,793	4,569,951
Seagate Technology PLC	99,176	4,337,958
Western Digital Corp.	67,384	4,272,146
Total Computers & Peripherals		192,379,882

Construction & Engineering – 0.2%
Fluor Corp.	52,013	3,690,843
Jacobs Engineering Group, Inc. (a)	41,929	2,439,429
Quanta Services, Inc. (a)(b)	68,147	1,874,724
Total Construction & Engineering		8,004,996

Construction Materials – 0.0%
Vulcan Materials Co.	41,527	2,151,514
Total Construction Materials		2,151,514

Consumer Finance – 1.0%
American Express Co.	296,178	22,367,363
Capital One Financial Corp.	186,833	12,842,900
Discover Financial Services	154,504	7,808,632
SLM Corp.	139,173	3,465,408
Total Consumer Finance		46,484,303

Containers & Packaging – 0.2%
Avery Dennison Corp.	31,267	1,360,740
Ball Corp.	46,386	2,081,804
Bemis Co., Inc.	32,809	1,279,879
Owens-Illinois, Inc. (a)	52,450	1,574,549
Sealed Air Corp.	62,607	1,702,284
Total Containers & Packaging		7,999,256

Distributors – 0.1%
Genuine Parts Co.	49,464	4,001,143
Total Distributors		4,001,143

Diversified Consumer Services – 0.0%
H&R Block, Inc.	87,522	2,333,337
Total Diversified Consumer Services		2,333,337

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2013
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Diversified Financial Services – 3.7%
Bank of America Corp.	3,429,571	$47,328,080
Citigroup, Inc.	970,886	47,097,680
CME Group, Inc.	100,356	7,414,301
IntercontinentalExchange, Inc. (a)(b)	23,242	4,216,564
JPMorgan Chase & Co.	1,201,670	62,114,322
Leucadia National Corp.	99,966	2,723,074
Moody's Corp.	61,892	4,352,864
The NASDAQ OMX Group, Inc.	36,797	1,180,816
NYSE Euronext	77,587	3,257,102
Total Diversified Financial Services		179,684,803

Diversified Telecommunication Services – 2.3%
AT&T, Inc.	1,695,604	57,345,327
CenturyLink, Inc.	191,702	6,015,609
Frontier Communications Corp. (b)	319,295	1,331,460
Verizon Communications, Inc.	913,623	42,629,649
Windstream Holdings, Inc. (b)	189,003	1,512,024
Total Diversified Telecommunication Services		108,834,069

Electric Utilities – 1.7%
American Electric Power Co., Inc.	155,346	6,734,249
Duke Energy Corp.	225,323	15,047,070
Edison International	103,971	4,788,904
Entergy Corp.	56,881	3,594,310
Exelon Corp.	273,376	8,102,865
FirstEnergy Corp.	133,451	4,864,289
NextEra Energy, Inc.	135,603	10,869,936
Northeast Utilities	100,425	4,142,531
Pepco Holdings, Inc.	79,526	1,468,050
Pinnacle West Capital Corp.	35,144	1,923,783
PPL Corp.	201,589	6,124,274
The Southern Co.	278,933	11,486,461
Xcel Energy, Inc.	158,760	4,383,364
Total Electric Utilities		83,530,086

Electrical Equipment – 0.8%
AMETEK, Inc.	78,024	3,590,665
Eaton Corp. PLC	151,256	10,412,463
Emerson Electric Co.	228,157	14,761,758
Rockwell Automation, Inc.	44,297	4,737,121
Roper Industries, Inc.	31,683	4,209,720
Total Electrical Equipment		37,711,727

Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp., Class A	50,785	3,929,743
Corning, Inc.	466,096	6,800,341
FLIR Systems, Inc.	45,398	1,425,497
Jabil Circuit, Inc.	58,801	1,274,806
Molex, Inc.	43,876	1,690,104
TE Connectivity Ltd.	132,076	6,838,895
Total Electronic Equipment, Instruments & Components		21,959,386

Energy Equipment & Services – 1.9%
Baker Hughes, Inc.	141,491	6,947,208
Cameron International Corp. (a)	78,539	4,584,321
Diamond Offshore Drilling, Inc.	22,166	1,381,385
Ensco PLC, Class A	74,615	4,010,556
FMC Technologies, Inc. (a)	75,614	4,190,528
Halliburton Co.	270,009	13,000,933
Helmerich & Payne, Inc.	34,000	2,344,300
Nabors Industries Ltd.	82,769	1,329,270
National Oilwell Varco, Inc.	136,453	10,658,344
Noble Corp.	80,872	3,054,536
Rowan Cos. PLC, Class A (a)	39,603	1,454,222
Schlumberger Ltd.	422,455	37,328,124
Total Energy Equipment & Services		90,283,727

Food & Staples Retailing – 2.4%
Costco Wholesale Corp.	139,432	16,051,412
CVS Caremark Corp.	392,195	22,257,066
The Kroger Co.	165,521	6,677,117
Safeway, Inc.	77,030	2,464,190
Sysco Corp.	187,768	5,976,655
Wal-Mart Stores, Inc.	519,620	38,431,095
Walgreen Co.	277,600	14,934,880
Whole Foods Market, Inc.	118,967	6,959,570
Total Food & Staples Retailing		113,751,985

Food Products – 1.6%
Archer-Daniels-Midland Co.	210,377	7,750,289
Campbell Soup Co.	57,023	2,321,406
ConAgra Foods, Inc.	134,670	4,085,888
General Mills, Inc.	204,846	9,816,220
The Hershey Co.	47,732	4,415,210
Hormel Foods Corp.	42,951	1,809,096
The J.M. Smucker Co.	33,542	3,523,252
Kellogg Co.	82,194	4,827,254
Kraft Foods Group, Inc.	190,087	9,968,162
McCormick & Co., Inc.	42,124	2,725,423

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2013
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Mead Johnson Nutrition Co.	64,610	$4,797,938
Mondelez International, Inc., Class A	568,563	17,864,249
Tyson Foods, Inc., Class A	88,763	2,510,218
Total Food Products		76,414,605

Gas Utilities – 0.1%
AGL Resources, Inc.	37,807	1,740,256
ONEOK, Inc.	65,799	3,508,403
Total Gas Utilities		5,248,659

Health Care Equipment & Supplies – 1.7%
Baxter International, Inc.	173,249	11,380,727
Becton Dickinson & Co.	62,026	6,203,840
Boston Scientific Corp. (a)	428,540	5,031,060
C.R. Bard, Inc.	25,249	2,908,685
CareFusion Corp. (a)	68,387	2,523,480
Covidien PLC	146,821	8,947,272
DENTSPLY International, Inc.	45,492	1,974,808
Edwards Lifesciences Corp. (a)(b)	35,885	2,498,672
Intuitive Surgical, Inc. (a)	12,672	4,768,093
Medtronic, Inc.	318,401	16,954,853
St Jude Medical, Inc.	91,640	4,915,570
Stryker Corp.	94,195	6,366,640
Varian Medical Systems, Inc. (a)(b)	34,342	2,566,378
Zimmer Holdings, Inc.	54,099	4,443,692
Total Health Care Equipment & Supplies		81,483,770

Health Care Providers & Services – 2.0%
Aetna, Inc.	118,761	7,603,079
AmerisourceBergen Corp.	73,788	4,508,447
Cardinal Health, Inc.	108,334	5,649,618
Cigna Corp.	90,332	6,942,917
DaVita HealthCare Partners, Inc. (a)(b)	56,292	3,203,015
Express Scripts Holding Co. (a)	259,898	16,056,498
Humana, Inc.	49,981	4,664,727
Laboratory Corp. of America Holdings (a)	28,744	2,849,680
McKesson Corp.	72,969	9,361,923
Patterson Cos., Inc.	26,553	1,067,431
Quest Diagnostics, Inc. (b)	48,457	2,994,158
Tenet Healthcare Corp. (a)	32,391	1,334,185
UnitedHealth Group, Inc.	324,619	23,245,967
WellPoint, Inc.	95,418	7,977,899
Total Health Care Providers & Services		97,459,544

Health Care Technology – 0.1%
Cerner Corp. (a)(b)	94,252	4,952,943
Total Health Care Technology		4,952,943

Hotels, Restaurants & Leisure – 1.8%
Carnival Corp.	139,833	4,564,149
Chipotle Mexican Grill, Inc. (a)(b)	9,854	4,224,410
Darden Restaurants, Inc.	41,546	1,923,164
International Game Technology	83,270	1,576,301
Marriott International, Inc., Class A	72,546	3,051,285
McDonald's Corp.	319,113	30,701,862
Starbucks Corp.	239,915	18,466,258
Starwood Hotels & Resorts Worldwide, Inc.	62,271	4,137,908
Wyndham Worldwide Corp.	42,494	2,590,859
Wynn Resorts Ltd.	25,838	4,082,662
Yum! Brands, Inc.	142,429	10,168,006
Total Hotels, Restaurants & Leisure		85,486,864

Household Durables – 0.3%
D.R. Horton, Inc.	90,817	1,764,574
Garmin Ltd.	39,340	1,777,775
Harman International Industries, Inc.	21,743	1,440,039
Leggett & Platt, Inc.	45,403	1,368,900
Lennar Corp., Class A	53,060	1,878,324
Newell Rubbermaid, Inc.	91,978	2,529,395
PulteGroup, Inc.	111,723	1,843,429
Whirlpool Corp.	25,290	3,703,468
Total Household Durables		16,305,904

Household Products – 2.0%
The Clorox Co.	41,615	3,400,778
Colgate-Palmolive Co.	281,310	16,681,683
Kimberly-Clark Corp.	122,315	11,524,519
The Procter & Gamble Co.	874,372	66,093,780
Total Household Products		97,700,760

Independent Power Producers & Energy Traders – 0.1%
AES Corp.	196,352	2,609,518
NRG Energy, Inc.	103,006	2,815,154
Total Independent Power Producers & Energy Traders		5,424,672

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2013
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Industrial Conglomerates – 2.5%
3M Co.	207,265	$24,749,514
Danaher Corp.	191,006	13,240,536
General Electric Co.	3,251,056	77,667,728
Tyco International Ltd.	147,670	5,165,496
Total Industrial Conglomerates		120,823,274

Insurance – 4.4%
ACE Ltd.	108,556	10,156,499
Aflac, Inc.	148,447	9,202,230
The Allstate Corp.	147,915	7,477,103
American International Group, Inc.	471,370	22,922,723
Aon PLC	98,196	7,309,710
Assurant, Inc.	23,897	1,292,828
Berkshire Hathaway, Inc., Class B (a)	574,645	65,227,954
The Chubb Corp.	81,550	7,279,153
Cincinnati Financial Corp.	47,079	2,220,246
Genworth Financial, Inc., Class A (a)	157,623	2,015,998
Hartford Financial Services Group, Inc.	145,331	4,522,701
Lincoln National Corp.	84,392	3,543,620
Loews Corp.	97,641	4,563,740
Marsh & McLennan Cos., Inc.	175,467	7,641,588
MetLife, Inc.	357,450	16,782,277
Principal Financial Group, Inc.	87,460	3,745,037
The Progressive Corp.	176,674	4,810,833
Prudential Financial, Inc.	148,482	11,578,626
Torchmark Corp.	29,279	2,118,336
Travelers Cos., Inc.	119,205	10,105,008
Unum Group	84,248	2,564,509
XL Group PLC	91,301	2,813,897
Total Insurance		209,894,616

Internet & Catalog Retail – 1.3%
Amazon.com, Inc. (a)	118,138	36,934,664
Expedia, Inc.	34,346	1,778,779
Netflix, Inc. (a)(b)	18,803	5,814,076
priceline.com, Inc. (a)(b)	16,442	16,622,040
TripAdvisor, Inc. (a)(b)	35,640	2,702,938
Total Internet & Catalog Retail		63,852,497

Internet Software & Services – 2.4%
Akamai Technologies, Inc. (a)(b)	56,830	2,938,111
eBay, Inc. (a)	372,002	20,753,991
Google, Inc., Class A (a)	89,303	78,221,391
VeriSign, Inc. (a)	43,048	2,190,713
Yahoo!, Inc. (a)	303,031	10,048,508
Total Internet Software & Services		114,152,714

IT Services – 3.6%
Accenture PLC, Class A	205,904	15,162,771
Automatic Data Processing, Inc.	154,113	11,154,699
Cognizant Technology Solutions Corp., Class A (a)	96,207	7,900,519
Computer Sciences Corp.	47,205	2,442,387
Fidelity National Information Services, Inc.	93,318	4,333,688
Fiserv, Inc. (a)	41,511	4,194,687
International Business Machines Corp.	328,718	60,871,999
Mastercard, Inc., Class A	33,114	22,278,437
Paychex, Inc.	103,921	4,223,349
Teradata Corp. (a)(b)	52,092	2,887,980
Total System Services, Inc.	53,300	1,568,086
Visa, Inc., Class A	164,782	31,489,840
The Western Union Co.	176,097	3,285,970
Total IT Services		171,794,412

Leisure Equipment & Products – 0.1%
Hasbro, Inc.	36,816	1,735,506
Mattel, Inc.	109,990	4,604,182
Total Leisure Equipment & Products		6,339,688

Life Sciences Tools & Services – 0.5%
Agilent Technologies, Inc.	105,563	5,410,104
Life Technologies Corp. (a)	55,089	4,122,310
PerkinElmer, Inc.	35,825	1,352,394
Thermo Fisher Scientific, Inc.	115,121	10,608,400
Waters Corp. (a)(b)	27,187	2,887,531
Total Life Sciences Tools & Services		24,380,739

Machinery – 1.8%
Caterpillar, Inc.	203,087	16,931,363
Cummins, Inc.	55,573	7,383,985
Deere & Co.	122,198	9,945,695
Dover Corp.	54,490	4,894,837
Flowserve Corp.	44,858	2,798,691
Illinois Tool Works, Inc.	131,519	10,030,954
Ingersoll-Rand PLC	86,452	5,614,193
Joy Global, Inc.	33,976	1,734,135
PACCAR, Inc.	113,049	6,292,307
Pall Corp.	35,671	2,748,094
Parker Hannifin Corp.	47,626	5,177,899
Pentair Ltd., Registered Shares	63,547	4,126,742

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2013
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Snap-on, Inc.	18,580	$1,848,710
Stanley Black & Decker, Inc.	51,137	4,631,478
Xylem, Inc.	59,082	1,650,160
Total Machinery		85,809,243

Media – 3.8%
Cablevision Systems Corp., Class A	68,178	1,148,117
CBS Corp., Class B	179,531	9,902,930
Comcast Corp., Special Class A	834,934	37,697,270
DIRECTV (a)	162,964	9,737,099
Discovery Communications, Inc., Class A (a)	73,742	6,225,300
Gannett Co., Inc.	73,171	1,960,251
The Interpublic Group of Cos., Inc.	134,653	2,313,339
McGraw-Hill Financial, Inc.	87,819	5,760,048
News Corp., Class A (a)	158,945	2,552,657
Omnicom Group, Inc.	82,153	5,211,786
Scripps Networks Interactive, Inc., Class A	34,960	2,730,726
Time Warner Cable, Inc.	91,261	10,184,728
Time Warner, Inc.	293,756	19,332,082
Twenty-First Century Fox, Inc.	634,025	21,239,837
Viacom, Inc., Class B	138,530	11,578,337
The Walt Disney Co.	530,438	34,207,947
The Washington Post Co., Class B	1,395	852,833
Total Media		182,635,287

Metals & Mining – 0.5%
Alcoa, Inc.	341,520	2,773,142
Allegheny Technologies, Inc.	34,429	1,050,773
Cliffs Natural Resources, Inc. (b)	48,825	1,000,913
Freeport-McMoRan Copper & Gold, Inc.	331,413	10,963,142
Newmont Mining Corp.	158,798	4,462,224
Nucor Corp.	101,532	4,977,099
United States Steel Corp. (b)	46,258	952,452
Total Metals & Mining		26,179,745

Multi-Utilities – 1.2%
Ameren Corp.	77,498	2,700,030
CenterPoint Energy, Inc.	136,821	3,279,599
CMS Energy Corp.	84,907	2,234,752
Consolidated Edison, Inc.	93,457	5,153,219
Dominion Resources, Inc.	184,890	11,551,927
DTE Energy Co.	55,893	3,687,820
Integrys Energy Group, Inc.	25,454	1,422,624
NiSource, Inc.	99,711	3,080,073
PG&E Corp.	142,225	5,819,847
Public Service Enterprise Group, Inc.	161,441	5,316,252
SCANA Corp.	44,743	2,059,968
Sempra Energy	72,546	6,209,938
TECO Energy, Inc.	65,222	1,078,772
Wisconsin Energy Corp.	72,633	2,932,921
Total Multi-Utilities		56,527,742

Multiline Retail – 0.7%
Dollar General Corp. (a)	95,011	5,364,321
Dollar Tree, Inc. (a)	71,246	4,072,421
Family Dollar Stores, Inc.	30,874	2,223,546
J.C. Penney Co., Inc. (a)(b)	61,078	538,708
Kohl's Corp.	65,129	3,370,426
Macy's, Inc.	120,179	5,200,145
Nordstrom, Inc.	46,092	2,590,370
Target Corp.	201,530	12,893,890
Total Multiline Retail		36,253,827

Office Electronics – 0.1%
Xerox Corp.	369,680	3,804,007
Total Office Electronics		3,804,007

Oil, Gas & Consumable Fuels – 8.5%
Anadarko Petroleum Corp.	160,514	14,926,197
Apache Corp.	128,948	10,978,633
Cabot Oil & Gas Corp.	134,366	5,014,539
Chesapeake Energy Corp.	161,669	4,183,994
Chevron Corp.	616,776	74,938,284
ConocoPhillips	390,406	27,137,121
CONSOL Energy, Inc.	73,033	2,457,561
Denbury Resources, Inc. (a)(b)	118,975	2,190,330
Devon Energy Corp.	121,880	7,039,789
EOG Resources, Inc.	86,955	14,719,742
EQT Corp.	48,050	4,262,996
Exxon Mobil Corp.	1,405,239	120,906,764
Hess Corp.	92,063	7,120,152
Kinder Morgan, Inc.	214,881	7,643,317
Marathon Oil Corp.	226,493	7,900,076
Marathon Petroleum Corp.	99,993	6,431,550
Murphy Oil Corp.	56,137	3,386,184
Newfield Exploration Co. (a)	43,381	1,187,338
Noble Energy, Inc.	114,620	7,680,686
Occidental Petroleum Corp.	257,211	24,059,517
Peabody Energy Corp.	86,240	1,487,640
Phillips 66	195,034	11,276,866

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2013
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Pioneer Natural Resources Co.	44,218	$8,348,358
QEP Resources, Inc.	57,157	1,582,677
Range Resources Corp.	52,133	3,956,373
Southwestern Energy Co. (a)(b)	112,191	4,081,509
Spectra Energy Corp.	213,758	7,316,936
Tesoro Corp.	43,190	1,899,496
Valero Energy Corp.	173,020	5,908,633
The Williams Cos., Inc.	218,179	7,932,988
WPX Energy, Inc. (a)(b)	64,103	1,234,624
Total Oil, Gas & Consumable Fuels		409,190,870

Paper & Forest Products – 0.2%
International Paper Co.	142,320	6,375,936
MeadWestvaco Corp.	56,617	2,172,960
Total Paper & Forest Products		8,548,896

Personal Products – 0.2%
Avon Products, Inc.	138,331	2,849,619
Estee Lauder Cos., Inc., Class A	81,594	5,703,420
Total Personal Products		8,553,039

Pharmaceuticals – 6.2%
Abbott Laboratories	496,233	16,469,973
AbbVie, Inc.	506,196	22,642,147
Actavis, Inc. (a)	55,314	7,965,216
Allergan, Inc.	94,786	8,573,394
Bristol-Myers Squibb Co.	525,638	24,326,527
Eli Lilly & Co.	316,469	15,927,885
Forest Laboratories, Inc. (a)(b)	75,471	3,229,404
Hospira, Inc. (a)(b)	52,887	2,074,228
Johnson & Johnson	899,689	77,994,039
Merck & Co., Inc.	934,297	44,481,880
Mylan, Inc. (a)	121,958	4,655,137
Perrigo Co.	30,025	3,704,485
Pfizer, Inc.	2,113,611	60,681,772
Zoetis, Inc.	159,701	4,969,895
Total Pharmaceuticals		297,695,982

Professional Services – 0.2%
The Dun & Bradstreet Corp.	12,367	1,284,313
Equifax, Inc.	38,680	2,314,998
Nielsen Holdings NV	68,558	2,498,939
Robert Half International, Inc.	44,364	1,731,527
Total Professional Services		7,829,777

Real Estate Investment Trusts (REITs) – 1.9%
American Tower Corp.	126,136	9,350,462
Apartment Investment & Management Co., Class A (b)	46,525	1,299,909
AvalonBay Communities, Inc. (b)	38,815	4,932,998
Boston Properties, Inc. (b)	48,673	5,203,144
Equity Residential	106,940	5,728,776
HCP, Inc.	145,233	5,947,291
Health Care REIT, Inc. (b)	91,580	5,712,760
Host Hotels & Resorts, Inc.	239,581	4,233,396
Kimco Realty Corp. (b)	130,658	2,636,678
The Macerich Co.	44,909	2,534,664
Plum Creek Timber Co., Inc.	52,021	2,436,143
Prologis, Inc.	159,243	5,990,722
Public Storage	46,112	7,403,282
Simon Property Group, Inc.	99,084	14,687,221
Ventas, Inc.	93,575	5,754,863
Vornado Realty Trust	55,490	4,664,489
Weyerhaeuser Co.	186,531	5,340,383
Total Real Estate Investment Trusts (REITs)		93,857,181

Real Estate Management & Development – 0.0%
CBRE Group, Inc., Class A (a)	88,434	2,045,478
Total Real Estate Management & Development		2,045,478

Road & Rail – 0.9%
CSX Corp.	325,185	8,370,262
Kansas City Southern	35,170	3,846,191
Norfolk Southern Corp.	99,564	7,701,275
Ryder System, Inc.	16,747	999,796
Union Pacific Corp.	148,099	23,005,699
Total Road & Rail		43,923,223

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2013
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Semiconductors & Semiconductor Equipment – 2.0%
Altera Corp.	102,059	$3,792,512
Analog Devices, Inc.	99,241	4,669,289
Applied Materials, Inc.	384,155	6,738,079
Broadcom Corp., Class A	175,513	4,565,093
First Solar, Inc. (a)(b)	22,198	892,582
Intel Corp.	1,590,384	36,451,601
KLA-Tencor Corp.	52,885	3,218,052
Lam Research Corp. (a)	52,136	2,668,842
Linear Technology Corp.	74,487	2,954,154
LSI Corp.	174,608	1,365,435
Microchip Technology, Inc.	62,976	2,537,303
Micron Technology, Inc. (a)	331,677	5,794,397
NVIDIA Corp.	184,562	2,871,785
Teradyne, Inc. (a)(b)	61,105	1,009,455
Texas Instruments, Inc.	351,619	14,159,697
Xilinx, Inc.	85,068	3,986,286
Total Semiconductors & Semiconductor Equipment		97,674,562

Software – 3.4%
Adobe Systems, Inc. (a)	149,082	7,743,319
Autodesk, Inc. (a)	71,142	2,928,916
CA, Inc.	104,665	3,105,411
Citrix Systems, Inc. (a)	59,855	4,226,362
Electronic Arts, Inc. (a)	97,982	2,503,440
Intuit, Inc.	94,831	6,288,244
Microsoft Corp.	2,420,049	80,611,832
Oracle Corp.	1,138,285	37,756,913
Red Hat, Inc. (a)	60,445	2,788,932
Salesforce.com, Inc. (a)(b)	175,098	9,089,337
Symantec Corp.	222,936	5,517,666
Total Software		162,560,372

Specialty Retail – 2.3%
Abercrombie & Fitch Co., Class A	24,336	860,764
AutoNation, Inc. (a)	20,485	1,068,702
AutoZone, Inc. (a)(b)	11,336	4,792,067
Bed Bath & Beyond, Inc. (a)(b)	69,495	5,376,133
Best Buy Co., Inc.	86,196	3,232,350
CarMax, Inc. (a)(b)	71,432	3,462,309
GameStop Corp., Class A	37,377	1,855,768
Gap, Inc.	88,009	3,545,003
Home Depot, Inc.	457,341	34,689,315
L Brands, Inc.	77,706	4,747,837
Lowe's Cos., Inc.	335,738	15,984,486
O'Reilly Automotive, Inc. (a)	34,679	4,424,694
PetSmart, Inc.	33,139	2,527,180
Ross Stores, Inc.	69,147	5,033,902
Staples, Inc.	210,728	3,087,165
Tiffany & Co.	35,102	2,689,515
TJX Cos., Inc.	228,389	12,878,856
Urban Outfitters, Inc. (a)	34,763	1,278,235
Total Specialty Retail		111,534,281

Textiles, Apparel & Luxury Goods – 0.7%
Coach, Inc.	90,053	4,910,590
Fossil Group, Inc. (a)	16,070	1,867,977
NIKE, Inc., Class B	238,728	17,341,202
PVH Corp.	26,062	3,093,299
Ralph Lauren Corp.	19,329	3,184,066
VF Corp.	28,061	5,585,542
Total Textiles, Apparel & Luxury Goods		35,982,676

Thrifts & Mortgage Finance – 0.1%
Hudson City Bancorp, Inc.	151,578	1,371,781
People's United Financial, Inc.	102,719	1,477,099
Total Thrifts & Mortgage Finance		2,848,880

Tobacco – 1.6%
Altria Group, Inc.	639,845	21,978,675
Lorillard, Inc.	119,437	5,348,389
Philip Morris International, Inc.	516,749	44,745,296
Reynolds American, Inc.	101,128	4,933,024
Total Tobacco		77,005,384

Trading Companies & Distributors – 0.2%
Fastenal Co.	87,144	4,378,986
W.W. Grainger, Inc.	19,738	5,165,632
Total Trading Companies & Distributors		9,544,618

Wireless Telecommunication Services – 0.1%
Crown Castle International Corp. (a)	93,628	6,837,653
Total Wireless Telecommunication Services		6,837,653
Total Long-Term Investments (Cost - $3,069,550,226)		4,774,087,417

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2013
(Unaudited)

	Shares	Value
SHORT-TERM SECURITIES (2.1% of net assets)
BlackRock Cash Funds:
Institutional, SL Agency Shares, 0.15% (c)(d)(e)	86,950,204	$86,950,204
Prime, SL Agency Shares, 0.00% (c)(d)(e)	13,040,405	13,040,405
Total Short-Term Securities (Cost $99,990,609)		99,990,609
TOTAL INVESTMENTS (Cost $3,169,540,835*) - 101.3%		4,874,078,026
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%		(62,591,223)
NET ASSETS - 100%		$4,811,486,803

_________________________________________________________________
* As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,224,551,951
Gross unrealized appreciation	1,750,859,484
Gross unrealized depreciation	(101,333,409)
Net unrealized appreciation	$1,649,526,075

(a)           Non-income producing security.
(b)           Security, or a portion of security, is on loan.
(c)           Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Shares Purchased	Shares Sold		Shares Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
BlackRock Inc.	16,465	24,692	(958)		40,199	$10,878,653	$162,553	$72,468
BlackRock Cash Funds: Institutional, SL Agency Shares	132,083,169	-	(45,132,965	) 1	86,950,204	$86,950,204	$353,120	$-
BlackRock Cash Funds: Prime, SL Agency Shares	22,497,136	-	(9,456,731	) 1	13,040,405	$13,040,405	$58,773	$-
The PNC Financial Services Group, Inc.	69,347	103,655	(3,284)		169,718	$12,296,069	$178,306	$38,571

1 Represents net shares sold.

(d)           Represents the current yield as of report date.
(e)           All or a portion of security was purchased with the cash collateral from loaned securities.

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

NYSE         New York Stock Exchange
REIT          Real Estate Investment Trust
S&P           Standard and Poor's

• For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry subclassifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

• Financial futures contracts as of September 30, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation

432	S&P 500 E-Mini Index	Chicago Mercantile	December 2013	USD	36,164,880	$(185,324)

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

● Level 1 —	unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access
● Level 2 —
other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs)

● Level 3 —
unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio's policy regarding valuation of investments and derivative financial instruments, please refer to the Master Portfolio's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio's investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks1	$4,774,087,417	$-	$-	$4,774,087,417
Short-Term Securities:
Money Market Funds	99,990,609	-	-	99,990,609
Total	$4,874,078,026	$-	$-	$4,874,078,026
1 See above Schedule of Investments for values in each industry.

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2013
(Unaudited)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments2
Liabilities:
Equity contracts	$(185,324)	$-	$-	$(185,324)
Total	$(185,324)	$-	$-	$(185,324)
2 Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Master Portfolio's assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$8,433,000	$-	$-	$8,433,000
Liabilities:
Bank overdraft	-	(392,726)	-	(392,726)
Collateral on securities loaned at value	-	(74,376,193)	-	(74,376,193)
Total	$8,433,000	$(74,768,919)	$-	$(66,335,919)

There were no transfers between levels during the period ended September 30, 2013.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
Disclosure Controls and Procedures. The registrant’s principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)
Internal Control. There were no changes in registrant’s internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	HOMESTEAD FUNDS, INC.

By:	/s/ Peter R. Morris
Name:	Peter R. Morris
Title:	President, Chief Executive Officer and Director
Date:	November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter R. Morris
Name:	Peter R. Morris
Title:	President, Chief Executive Officer and Director
Date:	November 26, 2013

By:	/s/ Amy DiMauro
Name:	Amy DiMauro
Title:	Treasurer
Date:	November 26, 2013